UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2013

Date of reporting period:	8/31/2012

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON SELECT GROWTH FUND

SEMIANNUAL REPORT • AUGUST 31, 2012

Fund Type

Large Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2012

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Select Growth Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Select Growth Fund

* Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Select Growth Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 1.58%; Class B, 2.28%; Class C, 2.28%; Class Q, 1.05%; Class X, 2.27%; Class Z, 1.28%. Net operating expenses: Class A, 1.24%; Class B, 1.99%; Class C, 1.99%; Class Q, 1.04%; Class X, 1.99%; Class Z, 0.99%, after contractual reduction through 6/30/2013 for Class A shares.

Cumulative Total Returns (Without Sales Charges) as of 8/31/12
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–0.31%	12.78%	27.25%	93.95%	—
Class B	–0.79	11.85	22.63	79.92	—
Class C	–0.68	11.85	22.63	79.92	—
Class Q	N/A	N/A	N/A	N/A	–3.50% (5/03/12)
Class X	–0.79	11.85	N/A	N/A	12.28 (10/29/07)
Class Z	–0.20	12.97	28.96	99.00	—
Russell 1000 Growth Index	3.17	17.37	19.85	97.11	—
S&P 500 Index	4.13	17.98	6.56	87.74	—
Lipper Large-Cap Growth Funds Average	1.57	14.09	11.04	82.31	—

Average Annual Total Returns (With Sales Charges) as of 9/30/12
		One Year	Five Years	Ten Years	Since Inception
Class A		17.62%	3.04%	7.58%	—
Class B		18.59	3.29	7.41	—
Class C		22.59	3.46	7.41	—
Class Q		N/A	N/A	N/A	N/A (5/03/12)
Class X		17.59	N/A	N/A	2.37% (10/29/07)
Class Z		24.85	4.51	8.50	—
Russell 1000 Growth Index		29.19	3.24	8.41	—
S&P 500 Index		30.17	1.05	8.01	—
Lipper Large-Cap Growth Funds Average		27.19	1.40	7.34	—

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares have a maximum front-end sales charge of 5.50% and an annual 12b-1 fee of 0.30%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and an annual 12b-1 fee of 1%. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Q and Class X shares are not subject to a front-end sales charge, but have a 12b-1 fee of 1.00% and charge a maximum CDSC of 6.00% declining to 5%, 4%, 4%, 3%, 2%, 2%, 1% and 0% respectively for the first nine years after purchase. Class Z shares are not subject to a front-end sales charge or a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 8/31/12 is 0.04% for Class Q and 11.24% for Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 9/30/12 is 2.60% for Class X. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the U.S. have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 8/31/12 is 1.45% for Class Q and 1.11% for Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 9/30/12 is 0.75% for Class X. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Lipper

Prudential Jennison Select Growth Fund	3

Your Fund’s Performance (continued)

Average Closest Month-End to Inception cumulative total return as of 8/31/12 is –1.45% for Class Q and 1.00% for Class X. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/12 is 0.60% for Class X. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/12
Apple, Inc., Computers & Peripherals	9.1%
MasterCard, Inc. (Class A Stock), IT Services	3.8
Amazon.com, Inc., Internet & Catalogue Retail	3.8
National Oilwell Varco, Inc., Energy Equipment & Services	3.1
Novo Nordisk A/S (Denmark), ADR, Pharmaceuticals	3.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/12
Textiles, Apparel & Luxury Goods	11.8%
Computers & Peripherals	11.5
Internet Software & Services	7.5
Pharmaceuticals	7.2
IT Services	6.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2012, at the beginning of the period, and held through the six-month period ended August 31, 2012. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Select Growth Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Select Growth Fund		Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$996.90	1.24%	$6.24
	Hypothetical	$1,000.00	$1,018.95	1.24%	$6.31

Class B	Actual	$1,000.00	$992.10	1.99%	$9.99
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11

Class C	Actual	$1,000.00	$993.20	1.99%	$10.00
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11

Class Q	Actual**	$1,000.00	$965.00	1.04%	$3.36
	Hypothetical	$1,000.00	$1,019.96	1.04%	$5.30

Class X	Actual	$1,000.00	$992.10	1.99%	$9.99
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11

Class Z	Actual	$1,000.00	$998.00	0.99%	$4.99
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2012, and divided by 365 days. Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

** “Actual” expenses are calculated using the 120-day period ended August 31, 2012, due to the class’s inception date of May 3, 2012.

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Portfolio of Investments

as of August 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.0%
COMMON STOCKS

Aerospace & Defense 5.1%
47,227	Precision Castparts Corp.	$7,607,325
45,801	TransDigm Group, Inc.*	6,348,935

		13,956,260

Automobiles 0.6%
62,215	Tesla Motors, Inc.*(a)	1,774,372

Biotechnology 3.6%
50,796	Alexion Pharmaceuticals, Inc.*	5,445,839
29,640	Biogen Idec, Inc.*	4,344,928

		9,790,767

Capital Markets 2.1%
53,274	Goldman Sachs Group, Inc. (The)	5,632,127

Chemicals 2.6%
80,607	Monsanto Co.	7,021,676

Communications Equipment 1.9%
85,868	QUALCOMM, Inc.	5,277,447

Computers & Peripherals 11.5%
37,706	Apple, Inc.	25,083,539
243,302	EMC Corp.*	6,396,410

		31,479,949

Energy Equipment & Services 3.1%
107,077	National Oilwell Varco, Inc.	8,437,667

Food Products 1.6%
59,444	Mead Johnson Nutrition Co.(a)	4,359,028

Healthcare Providers & Services 1.5%
66,477	Express Scripts Holding Co.*	4,162,790

Hotels, Restaurants & Leisure 4.7%
13,520	Chipotle Mexican Grill, Inc.*(a)	3,902,413
73,927	Starbucks Corp.	3,667,519
84,202	Yum! Brands, Inc.	5,365,351

		12,935,283

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	7

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet & Catalog Retail 5.6%
41,735	Amazon.com, Inc.*	$10,359,879
8,418	priceline.com, Inc.*	5,089,270

		15,449,149

Internet Software & Services 7.5%
61,553	Baidu, Inc. (China), ADR*	6,859,466
11,860	Google, Inc. (Class A Stock)*	8,125,167
52,088	LinkedIn Corp. (Class A Stock)*(a)	5,589,043

		20,573,676

IT Services 6.1%
32,679	International Business Machines Corp.	6,367,503
24,705	MasterCard, Inc. (Class A Stock)	10,447,745

		16,815,248

Life Sciences Tools & Services 1.0%
76,577	Agilent Technologies, Inc.	2,845,601

Media 2.1%
115,863	Walt Disney Co. (The)(a)	5,731,742

Personal Products 2.5%
114,340	Estee Lauder Cos., Inc. (The) (Class A Stock)	6,854,683

Pharmaceuticals 7.2%
75,739	Allergan, Inc.	6,523,400
52,229	Novo Nordisk A/S (Denmark), ADR	8,205,698
57,000	Shire PLC (Ireland), ADR	5,160,780

		19,889,878

Real Estate Investment Trusts 2.3%
88,385	American Tower Corp.	6,222,304

Semiconductors & Semiconductor Equipment 3.0%
119,402	Avago Technologies Ltd.	4,366,531
137,990	Maxim Integrated Products, Inc.	3,745,049

		8,111,580

Software 6.1%
78,153	Red Hat, Inc.*	4,379,694

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software (cont’d.)
41,200	Salesforce.com, Inc.*(a)	$5,981,416
71,964	VMware, Inc. (Class A Stock)*	6,407,675

		16,768,785

Specialty Retail 2.5%
149,334	TJX Cos., Inc.	6,838,004

Textiles, Apparel & Luxury Goods 11.8%
95,744	Coach, Inc.	5,565,598
78,662	Lululemon Athletica, Inc.*(a)	5,127,976
120,545	Michael Kors Holdings Ltd.*	6,503,403
70,761	NIKE, Inc. (Class B Stock)	6,889,291
361,656	Prada SpA (Italy)	2,796,811
35,029	Ralph Lauren Corp.	5,557,351

		32,440,430

	Total long-term investments (cost $187,053,575)	263,368,446

SHORT-TERM INVESTMENT 12.4%

Affiliated Money Market Mutual Fund
34,103,454	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $34,103,454; includes $22,669,891 of cash collateral received for securities on loan) (Note 3)(b)(c)	34,103,454

	Total Investments 108.4% (cost $221,157,029; Note 5)	297,471,900
	Liabilities in excess of other assets (8.4%)	(23,057,313)

	Net Assets 100.0%	$274,414,587

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,290,462; cash collateral of $22,669,891 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	9

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$260,571,635	$2,796,811	$—
Affiliated Money Market Mutual Fund	34,103,454	—	—

Total	$294,675,089	$2,796,811	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2012 were as follows:

Affiliated Money Market Mutual Fund (including 8.3% of cash collateral received for securities on loan)	12.4%
Textiles, Apparel & Luxury Goods	11.8
Computers & Peripherals	11.5
Internet Software & Services	7.5
Pharmaceuticals	7.2
IT Services	6.1
Software	6.1
Internet & Catalog Retail	5.6
Aerospace & Defense	5.1
Hotels, Restaurants & Leisure	4.7
Biotechnology	3.6
Energy Equipment & Services	3.1
Semiconductors & Semiconductor Equipment	3.0
Chemicals	2.6%
Personal Products	2.5
Specialty Retail	2.5
Real Estate Investment Trusts	2.3
Capital Markets	2.1
Media	2.1
Communications Equipment	1.9
Food Products	1.6
Healthcare Providers & Services	1.5
Life Sciences Tools & Services	1.0
Automobiles	0.6

108.4
Liabilities in excess of other assets	(8.4)

100.0%

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • AUGUST 31, 2012

Prudential Jennison Select Growth Fund

Statement of Assets and Liabilities

as of August 31, 2012 (Unaudited)

Assets
Investments at value, including securities on loan of $22,290,462:
Unaffiliated Investments (cost $187,053,575)	$263,368,446
Affiliated Investments (cost $34,103,454)	34,103,454
Cash	167
Foreign currency, at value (cost $125,821)	125,781
Receivable for Fund shares sold	354,030
Dividends receivable	143,771
Prepaid expenses	4,850

Total assets	298,100,499

Liabilities
Payable to broker for collateral for securities on loan	22,669,891
Payable for investments purchased	344,373
Payable for Fund shares reacquired	332,055
Management fee payable	139,965
Distribution fee payable	76,787
Affiliated transfer agent fee payable	60,812
Accrued expenses	59,132
Deferred trustees’ fees	2,897

Total liabilities	23,685,912

Net Assets	$274,414,587

Net assets were comprised of:
Shares of beneficial interest, at par	$28,796
Paid-in capital in excess of par	228,267,300

228,296,096
Accumulated net investment loss	(954,123)
Accumulated net realized loss on investment and foreign currency transactions	(29,242,127)
Net unrealized appreciation on investments and foreign currencies	76,314,741

Net assets, August 31, 2012	$274,414,587

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($164,787,806 ÷ 17,131,202 shares of beneficial interest issued and outstanding)	$9.62
Maximum sales charge (5.50% of offering price)	0.56

Maximum offering price to public	$10.18

Class B
Net asset value, offering price and redemption price per share ($8,711,714 ÷ 991,675 shares of beneficial interest issued and outstanding)	$8.78

Class C
Net asset value, offering price and redemption price per share ($37,182,930 ÷ 4,235,222 shares of beneficial interest issued and outstanding)	$8.78

Class Q
Net asset value, offering price and redemption price per share ($211,665 ÷ 21,322 shares of beneficial interest issued and outstanding)	$9.93

Class X
Net asset value, offering price and redemption price per share ($1,580,779 ÷ 180,001 shares of beneficial interest issued and outstanding)	$8.78

Class Z
Net asset value, offering price and redemption price per share ($61,939,693 ÷ 6,236,200 shares of beneficial interest issued and outstanding)	$9.93

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	13

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $17,927)	$929,845
Affiliated income from securities loaned, net	119,382
Affiliated dividend income	12,007

Total income	1,061,234

Expenses
Management fee	1,171,252
Distribution fee—Class A	178,556
Distribution fee—Class B	43,012
Distribution fee—Class C	184,869
Distribution fee—Class L	46,860
Distribution fee—Class M	188
Distribution fee—Class X	9,696
Transfer agent’s fees and expenses (including affiliated expense of $168,200) (Note 3)	332,000
Registration fees	48,000
Custodian’s fees and expenses	43,000
Reports to shareholders	30,000
Audit fee	11,000
Legal fees and expenses	11,000
Trustees’ fees	7,000
Insurance	2,000
Miscellaneous	7,651

Total expenses	2,126,084
Less: Expense subsidy (Note 2)	(374,511)

Net expenses	1,751,573

Net investment loss	(690,339)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	1,636,999
Foreign currency transactions	(568)

1,636,431

Net change in unrealized appreciation (depreciation) on:
Investments	(1,668,480)
Foreign currencies	(130)

(1,668,610)

Net loss on investment and foreign currency transactions	(32,179)

Net Decrease In Net Assets Resulting From Operations	$(722,518)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2012	Year Ended February 29, 2012
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(690,339)	$(1,968,615)
Net realized gain on investment and foreign currency transactions	1,636,431	6,839,007
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,668,610)	15,804,974

Net increase (decrease) in net assets resulting from operations	(722,518)	20,675,366

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	78,520,495	100,614,226
Cost of shares reacquired	(50,342,506)	(71,751,819)

Net increase in net assets from Fund share transactions	28,177,989	28,862,407

Total increase	27,455,471	49,537,773

Net Assets:
Beginning of period	246,959,116	197,421,343

End of period	$274,414,587	$246,959,116

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	15

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four funds: Prudential Jennison Select Growth Fund (the “Fund”), Prudential Strategic Value Fund, Prudential Jennison Market Neutral Fund and Prudential Real Assets Fund. These financial statements relate to Prudential Jennison Select Growth Fund, a non-diversified Fund. The financial statements of the Prudential Strategic Value Fund, Prudential Jennison Market Neutral Fund and Prudential Real Assets Fund are not presented herein.

The investment objective of the Fund is long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are

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traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Jennison Select Growth Fund	17

Notes to Financial Statements

(Unaudited) continued

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded

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accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except expenses which are changed directly to a fund or class level.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Prudential Jennison Select Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .90% of the Fund’s average daily net assets up to and including $1 billion and .85% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90% for the six months ended August 31, 2012.

Effective January 27, 2012 PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees), extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .99% of the Fund’s average daily net assets until June 30, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C,

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Class Q and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class L, Class M and Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and paid monthly.

Pursuant to the Class A, B, C, L, M and X Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares for the six months ended August 31, 2012.

PIMS has advised the Fund that it has received $112,860 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2012. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2012, it received $23, $5,424, $1,606 and $5 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C and Class X shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended August 31, 2012, PIM has been compensated approximately $35,700 for these services.

Prudential Jennison Select Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2012, were $90,640,365 and $71,312,608, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$225,360,478	$73,845,792	$(1,734,370)	$72,111,422

The difference between book basis and tax basis was attributable to deferred losses on wash sales as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended February 29, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years beginning before February 29, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of February 29, 2012, the pre and post-enactment losses were approximately:

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Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	$26,675,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The CDSC is waived for purchase by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares approximately ten years after purchase. Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential Funds. The last conversion of Class M and Class L shares to Class A shares was completed as of April 13, 2012 and August 24, 2012, respectively. There are no Class M and Class L shares outstanding and Class M and Class L shares are no longer being offered for sale. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Prudential Jennison Select Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2012:
Shares sold	4,202,989	$40,145,555
Shares reacquired	(1,810,782)	(17,303,431)

Net increase (decrease) in shares outstanding before conversion	2,392,207	22,842,124
Shares issued upon conversion from Class B, Class M, Class X and Class Z	207,686	1,994,699
Shares reacquired upon conversion into Class Z	(4,611)	(44,672)

Net increase (decrease) in shares outstanding	2,595,282	$24,792,151

Year ended February 29, 2012:
Shares sold	6,489,233	$57,482,913
Shares reacquired	(6,425,412)	(55,212,409)

Net increase (decrease) in shares outstanding before conversion	63,821	2,270,504
Shares issued upon conversion from Class B, Class M, Class X and Class Z	577,358	5,033,109
Shares reacquired upon conversion into Class Z	(32,935)	(290,412)

Net increase (decrease) in shares outstanding	608,244	$7,013,201

Class B
Six months ended August 31, 2012:
Shares sold	176,342	$1,547,691
Shares reacquired	(58,461)	(503,570)

Net increase (decrease) in shares outstanding before conversion	117,881	1,044,121
Shares reacquired upon conversion into Class A	(114,517)	(997,145)

Net increase (decrease) in shares outstanding	3,364	$46,976

Year ended February 29, 2012:
Shares sold	227,343	$1,854,152
Shares reacquired	(139,481)	(1,124,648)

Net increase (decrease) in shares outstanding before conversion	87,862	729,504
Shares reacquired upon conversion into Class A	(152,063)	(1,192,028)

Net increase (decrease) in shares outstanding	(64,201)	$(462,524)

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Class C	Shares	Amount
Six months ended August 31, 2012:
Shares sold	481,599	$4,247,603
Shares reacquired	(351,507)	(3,060,296)

Net increase (decrease) in shares outstanding before conversion	130,092	1,187,307
Shares reacquired upon conversion into Class Z	(5,680)	(46,406)

Net increase (decrease) in shares outstanding	124,412	$1,140,901

Year ended February 29, 2012:
Shares sold	617,024	$4,990,963
Shares reacquired	(783,527)	(6,315,254)

Net increase (decrease) in shares outstanding	(166,503)	$(1,324,291)

Class L
Period ended August 24, 2012*:
Shares sold	1,041	$10,335
Shares reacquired	(2,096,117)	(19,913,504)

Net increase (decrease) in shares outstanding	(2,095,076)	$(19,903,169)

Year ended February 29, 2012:
Shares sold	7,858	$68,502
Shares reacquired	(321,163)	(2,788,545)

Net increase (decrease) in shares outstanding before conversion	(313,305)	(2,720,043)
Shares reacquired upon conversion into Class Z	(161)	(1,407)

Net increase (decrease) in shares outstanding	(313,466)	$(2,721,450)

Class M
Period ended April 13, 2012**:
Shares reacquired	(472)	$(4,285)

Net increase (decrease) in shares outstanding before conversion	(472)	(4,285)
Shares reacquired upon conversion into Class A	(39,600)	(357,259)

Net increase (decrease) in shares outstanding	(40,072)	$(361,544)

Year ended February 29, 2012:
Shares sold	384	$3,060
Shares reacquired	(43,536)	(348,981)

Net increase (decrease) in shares outstanding before conversion	(43,152)	(345,921)
Shares reacquired upon conversion into Class A	(332,321)	(2,685,845)

Net increase (decrease) in shares outstanding	(375,473)	$(3,031,766)

Class Q
Period ended August 31, 2012***:
Shares sold	22,920	$218,951
Shares reacquired	(1,598)	(15,090)

Net increase (decrease) in shares outstanding	21,322	$203,861

Prudential Jennison Select Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six months ended August 31, 2012:
Shares reacquired	(16,107)	$(139,980)

Net increase (decrease) in shares outstanding before conversion	(16,107)	(139,980)
Shares reacquired upon conversion into Class A	(68,875)	(606,783)

Net increase (decrease) in shares outstanding	(84,982)	$(746,763)

Year ended February 29, 2012:
Shares sold	1,158	$9,549
Shares reacquired	(49,301)	(400,453)

Net increase (decrease) in shares outstanding before conversion	(48,143)	(390,904)
Shares reacquired upon conversion into Class A	(142,175)	(1,149,838)

Net increase (decrease) in shares outstanding	(190,318)	$(1,540,742)

Class Z
Six months ended August 31, 2012:
Shares sold	3,308,801	$32,350,360
Shares reacquired	(980,848)	(9,402,350)

Net increase (decrease) in shares outstanding before conversion	2,327,953	22,948,010
Shares issued upon conversion from Class A and Class C	9,501	91,078
Shares reacquired upon conversion into Class A	(3,423)	(33,512)

Net increase (decrease) in shares outstanding	2,334,031	$23,005,576

Year ended February 29, 2012:
Shares sold	4,019,651	$36,205,087
Shares reacquired	(601,353)	(5,561,529)

Net increase (decrease) in shares outstanding before conversion	3,418,298	30,643,558
Shares issued upon conversion from Class A and Class L	32,137	291,819
Shares reacquired upon conversion into Class A	(642)	(5,398)

Net increase (decrease) in shares outstanding	3,449,793	$30,929,979

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.
***	Commencement of offering was May 3, 2012.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for

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capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another SCA of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended August 31, 2012

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Prudential Jennison Select Growth Fund	27

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2012		2012		2011		2010		2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.65		$8.77		$7.32		$4.94		$7.21		$7.27
Income (loss) from investment operations:
Net investment loss	(.02)		(.07)		(.06)		(.02)		(.05)		(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.01)		.95		1.50		2.40		(2.22)		(.02)
Total from investment operations	(.03)		.88		1.44		2.38		(2.27)		(.06)
Capital Contributions(f):	-		-		.01		-		-		-
Net asset value, end of period	$9.62		$9.65		$8.77		$7.32		$4.94		$7.21
Total Return(b):	(.31)%		10.03%		19.81%		48.18%		(31.48)%		(.83)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$164,788		$140,310		$122,174		$104,234		$67,381		$87,213
Average net assets (000)	$141,680		$123,580		$110,150		$90,593		$85,895		$41,353
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.24%	(e)(g)	1.56%	(e)	1.64%	(e)	1.75%	(e)	1.71%	(e)	1.71%	(e)
Expenses, excluding distribution and service (12b-1) fees	.99%	(e)(g)	1.31%	(e)	1.39%	(e)	1.50%	(e)	1.46%	(e)	1.46%	(e)
Net investment loss	(.42)%	(e)(g)	(.81)%	(e)	(.82)%	(e)	(.27)%	(e)	(.75)%	(e)	(.55)%	(e)
Portfolio turnover rate	29%	(h)	59%		75%		85%		132%		187%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to.25% of the average daily net assets of the Class A shares.

(e) Net of expense waiver/subsidy. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment loss ratios would have been 1.53%, 1.28% and (.71)%, respectively, for the six months ended August 31, 2012, 1.62%, 1.37% and (.87)%, respectively, for the year ended February 29, 2012, 1.71%, 1.46% and (.89)%, respectively, for the year ended February 28, 2011, 1.82%, 1.57% and (.34)%, respectively, for the year ended February 28, 2010, 1.78%, 1.53% and (.82)%, respectively, for the year ended February 28, 2009 and 1.74%, 1.49% and (.58)%, respectively, for the year ended February 29, 2008.

(f) During the fiscal year ended February 28, 2011, the Fund received from an independent administrator, payment related to a former affiliates settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2012		2012		2011		2010		2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$8.85		$8.10		$6.81		$4.63		$6.81		$6.92
Income (loss) from investment operations:
Net investment loss	(.05)		(.13)		(.11)		(.06)		(.09)		(.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.02)		.88		1.39		2.24		(2.09)		(.01)
Total from investment operations	(.07)		.75		1.28		2.18		(2.18)		(.11)
Capital Contributions(e):	-		-		.01		-		-		-
Net asset value, end of period	$8.78		$8.85		$8.10		$6.81		$4.63		$6.81
Total Return(b):	(.79)%		9.26%		18.94%		47.08%		(32.01)%		(1.59)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,712		$8,745		$8,527		$7,875		$5,898		$11,806
Average net assets (000)	$8,532		$7,884		$7,835		$7,148		$8,780		$17,664
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.99%	(d)(f)	2.31%	(d)	2.39%	(d)	2.50%	(d)	2.46%	(d)	2.46%	(d)
Expenses, excluding distribution and service (12b-1) fees	.99%	(d)(f)	1.31%	(d)	1.39%	(d)	1.50%	(d)	1.46%	(d)	1.46%	(d)
Net investment loss	(1.18)%	(d)(f)	(1.56)%	(d)	(1.57)%	(d)	(1.03)%	(d)	(1.40)%	(d)	(1.48)%	(d)
Portfolio turnover rate	29%	(g)	59%		75%		85%		132%		187%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense waiver/subsidy. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment loss ratios would have been 2.28%, 1.28% and (1.46)%, respectively, for the six months ended August 31, 2012, 2.37%, 1.37% and (1.62)%, respectively, for the year ended February 29, 2012, 2.46%, 1.46% and (1.64)%, respectively, for the year ended February 28, 2011, 2.57%, 1.57% and (1.10)%, respectively, for the year ended February 28, 2010, 2.53%, 1.53% and (1.47)%, respectively, for the year ended February 28, 2009 and 2.49%, 1.49% and (1.51)%, respectively, for the year ended February 29, 2008.

(e) During the fiscal year ended February 28, 2011, the Fund received from an independent administrator, payment related to a former affiliates settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	29

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2012		2012		2011		2010		2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$8.84		$8.10		$6.81		$4.63		$6.80		$6.92
Income (loss) from investment operations:
Net investment loss	(.05)		(.13)		(.11)		(.06)		(.09)		(.09)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.01)		.87		1.39		2.24		(2.08)		(.03)
Total from investment operations	(.06)		.74		1.28		2.18		(2.17)		(.12)
Capital Contributions(e):	-		-		.01		-		-		-
Net asset value, end of period	$8.78		$8.84		$8.10		$6.81		$4.63		$6.80
Total Return(b):	(.68)%		9.14%		18.94%		47.08%		(31.91)%		(1.73)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,183		$36,354		$34,631		$33,358		$23,861		$39,541
Average net assets (000)	$36,672		$32,731		$32,771		$30,887		$32,885		$25,312
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.99%	(d)(f)	2.31%	(d)	2.39%	(d)	2.50%	(d)	2.46%	(d)	2.46%	(d)
Expenses, excluding distribution and service (12b-1) fees	.99%	(d)(f)	1.31%	(d)	1.39%	(d)	1.50%	(d)	1.46%	(d)	1.46%	(d)
Net investment loss	(1.18)%	(d)(f)	(1.56)%	(d)	(1.57)%	(d)	(1.04)%	(d)	(1.45)%	(d)	(1.36)%	(d)
Portfolio turnover rate	29%	(g)	59%		75%		85%		132%		187%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense waiver/subsidy. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment loss ratios would have been 2.28%, 1.28% and (1.46)%, respectively, for the six months ended August 31, 2012, 2.37%, 1.37% and (1.62)%, respectively, for the year ended February 29, 2012, 2.46%, 1.46% and (1.64)%, respectively, for the year ended February 28, 2011, 2.57%, 1.57% and (1.11)%, respectively, for the year ended February 28, 2010, 2.53%, 1.53% and (1.52)%, respectively, for the year ended February 28, 2009 and 2.49%, 1.49% and (1.39)%, respectively, for the year ended February 29, 2008.

(e) During the fiscal year ended February 28, 2011, the Fund received from an independent administrator, payment related to a former affiliates settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class L Shares
	Period Ended August 24,		Year Ended February 28/29,								October 29, 2007(a) through February 29,
	2012(h)		2012		2011		2010		2009		2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.55		$8.70		$7.28		$4.92		$7.20		$8.26
Income (loss) from investment operations:
Net investment loss	(.03)		(.09)		(.08)		(.04)		(.05)		(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.02)		.94		1.49		2.40		(2.23)		(1.04)
Total from investment operations	(.05)		.85		1.41		2.36		(2.28)		(1.06)
Capital Contributions(i):	-		-		.01		-		-		-
Net asset value, end of period	$9.50		$9.55		$8.70		$7.28		$4.92		$7.20
Total Return(c):	(.52)%		9.77%		19.51%		47.97%		(31.67)%		(12.83)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,898		$20,008		$20,953		$20,573		$16,347		$29,541
Average net assets (000)	$19,327		$19,457		$20,056		$19,649		$24,123		$33,160
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.49%	(e)(f)	1.81%	(e)	1.89%	(e)	2.00%	(e)	1.96%	(e)	1.96%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.99%	(e)(f)	1.31%	(e)	1.39%	(e)	1.50%	(e)	1.46%	(e)	1.46%	(e)(f)
Net investment loss	(.69)%	(e)(f)	(1.06)%	(e)	(1.07)%	(e)	(.55)%	(e)	(.82)%	(e)	(.59)%	(e)(f)
Portfolio turnover rate	29%	(g)(j)	59%		75%		85%		132%		187%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Net of expense waiver/subsidy. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment loss ratios would have been 1.78%, 1.28% and (.98)%, respectively, for the period ended August 24, 2012, 1.87%, 1.37% and (1.12)%, respectively, for the year ended February 29, 2012, 1.96%, 1.46% and (1.14)%, respectively, for the year ended February 28, 2011, 2.07%, 1.57% and (.62)%, respectively, for the year ended February 28, 2010, 2.03%, 1.53% and (.89)%, respectively, for the year ended February 28, 2009 and 1.99%, 1.49% and (.62)%, respectively, for the period ended February 29, 2008.

(f) Annualized.

(g) Not annualized.

(h) As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

(i) During the fiscal year ended February 28, 2011, the Fund received from an independent administrator, payment related to a former affiliates settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

(j) Calculated as of August 31, 2012.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	31

Financial Highlights

(Unaudited) continued

Class M Shares
	Period Ended April 13,		Year Ended February 28/29,								October 29, 2007(a) through February 29,
	2012(h)		2012		2011		2010		2009		2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$8.85		$8.10		$6.81		$4.63		$6.81		$7.82
Income (loss) from investment operations:
Net investment loss	(.01)		(.13)		(.11)		(.07)		(.07)		(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.33		.88		1.39		2.25		(2.11)		(.98)
Total from investment operations	.32		.75		1.28		2.18		(2.18)		(1.01)
Capital Contributions(i):	-		-		.01		-		-		-
Net asset value, end of period	$9.17		$8.85		$8.10		$6.81		$4.63		$6.81
Total Return(c):	3.62%		9.26%		18.94%		47.08%		(32.01)%		(12.92)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$80		$355		$3,367		$7,150		$10,617		$44,006
Average net assets (000)	$153		$1,626		$4,957		$9,025		$23,996		$58,596
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.99%	(e)(f)	2.35%	(e)	2.39%	(e)	2.50%	(e)	2.46%	(e)	2.46%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.99%	(e)(f)	1.35%	(e)	1.39%	(e)	1.50%	(e)	1.46%	(e)	1.46%	(e)(f)
Net investment loss	(.96)%	(e)(f)	(1.60)%	(e)	(1.59)%	(e)	(1.13)%	(e)	(1.10)%	(e)	(1.08)%	(e)(f)
Portfolio turnover rate	29%	(g)(j)	59%		75%		85%		132%		187%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Net of expense waiver/subsidy. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment loss ratios would have been 2.22%, 1.22%, and (1.19)%, respectively, for the period ended April 13, 2012, 2.41%, 1.41% and (1.66)%, respectively, for the year ended February 29, 2012, 2.46%, 1.46% and (1.66)%, respectively, for the year ended February 28, 2011, 2.57%, 1.57% and (1.20)%, respectively, for the year ended February 28, 2010, 2.53%, 1.53% and (1.17)%, respectively, for the year ended February 28, 2009 and 2.49%, 1.49% and (1.11)%, respectively, for the period ended February 29, 2008.

(f) Annualized.

(g) Not annualized.

(h) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

(i) During the fiscal year ended February 28, 2011, the Fund received from an independent administrator, payment related to a former affiliates settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

(j) Calculated as of August 31, 2012.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class Q Shares
	May 3, 2012(a) through August 31, 2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.29
Income (loss) from investment operations:
Net investment income	-	(f)
Net realized and unrealized loss on investment and foreign currency transactions	(.36)
Total from investment operations	(.36)
Net asset value, end of period	$9.93
Total Return(c):	(3.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$212
Average net assets (000)	$59
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.04%	(e)(g)
Expenses, excluding distribution and service (12b-1) fees	1.04%	(e)(g)
Net investment income	.12%	(e)(g)
Portfolio turnover rate	29%	(h)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Net of expense waiver/subsidy. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment loss ratios would have been 1.05%, 1.05%, and .11%, respectively, for the period ended August 31, 2012.

(f) Less than $.005 per share.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	33

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended August 31,		Year Ended February 28/29,								October 29, 2007(a) through February 29,
	2012		2012		2011		2010		2009		2008
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$8.85		$8.10		$6.81		$4.63		$6.81		$7.82
Income (loss) from investment operations:
Net investment loss	(.05)		(.13)		(.11)		(.07)		(.08)		(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.02)		.88		1.39		2.25		(2.10)		(.98)
Total from investment operations	(.07)		.75		1.28		2.18		(2.18)		(1.01)
Capital Contributions(h):	-		-		.01		-		-		-
Net asset value, end of period	$8.78		$8.85		$8.10		$6.81		$4.63		$6.81
Total Return(c):	(.79)%		9.26%		18.94%		47.08%		(32.01)%		(12.92)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,581		$2,344		$3,688		$5,802		$7,451		$15,152
Average net assets (000)	$1,923		$2,831		$4,302		$7,081		$12,140		$17,003
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.99%	(e)(f)	2.31%	(e)	2.39%	(e)	2.50%	(e)	2.46%	(e)	2.46%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.99%	(e)(f)	1.31%	(e)	1.39%	(e)	1.50%	(e)	1.46%	(e)	1.46%	(e)(f)
Net investment loss	(1.17)%	(e)(f)	(1.57)%	(e)	(1.58)%	(e)	(1.12)%	(e)	(1.29)%	(e)	(1.09)%	(e)(f)
Portfolio turnover rate	29%	(g)	59%		75%		85%		132%		187%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Net of expense waiver/subsidy. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment loss ratios would have been 2.27%, 1.27% and (1.45)%, respectively, for the six months ended August 31, 2012, 2.37%, 1.37% and (1.63)%, respectively, for the year ended February 29, 2012, 2.46%, 1.46% and (1.65)%, respectively, for the year ended February 28, 2011, 2.57%, 1.57% and (1.19)%, respectively, for the year ended February 28, 2010, 2.53%, 1.53% and (1.36)%, respectively, for the year ended February 28, 2009 and 2.49%, 1.49% and (1.12)%, respectively, for the period ended February 29, 2008.

(f) Annualized.

(g) Not annualized.

(h) During the fiscal year ended February 28, 2011, the Fund received from an independent administrator, payment related to a former affiliates settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2012		2012		2011		2010		2009		2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$9.95		$9.02		$7.51		$5.05		$7.35		$7.40
Income (loss) from investment operations:
Net investment income (loss)	(.01)		(.04)		(.05)		.01		(.03)		(.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.01)		.97		1.55		2.45		(2.27)		(.01)
Total from investment operations	(.02)		.93		1.50		2.46		(2.30)		(.05)
Capital Contributions(e):	-		-		.01		-		-		-
Net asset value, end of period	$9.93		$9.95		$9.02		$7.51		$5.05		$7.35
Total Return(b):	(.20)%		10.31%		20.11%		48.71%		(31.29)%		(.68)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61,940		$38,843		$4,081		$3,440		$699		$1,257
Average net assets (000)	$50,366		$11,859		$3,396		$2,692		$1,024		$1,478
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.99%	(d)(f)	1.23%	(d)	1.39%	(d)	1.50%	(d)	1.46%	(d)	1.46%	(d)
Expenses, excluding distribution and service (12b-1) fees	.99%	(d)(f)	1.23%	(d)	1.39%	(d)	1.50%	(d)	1.46%	(d)	1.46%	(d)
Net investment income (loss)	(.18)%	(d)(f)	(.46)%	(d)	(.58)%	(d)	.11%	(d)	(.42)%	(d)	(.54)%	(d)
Portfolio turnover rate	29%	(g)	59%		75%		85%		132%		187%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense waiver/subsidy. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income (loss) ratios would have been 1.28%, 1.28% and (.47)%, respectively, for the six months ended August 31, 2012, 1.29%, 1.29% and (.52)%, respectively, for the year ended February 29, 2012, 1.46%, 1.46% and (.65)%, respectively, for the year ended February 28, 2011, 1.57%, 1.57% and .04%, respectively, for the year ended February 28, 2010, 1.53%, 1.53% and (.49)%, respectively, for the year ended February 28, 2009 and 1.49%, 1.49% and (.57)%, respectively, for the year ended February 29, 2008.

(e) During the fiscal year ended February 28, 2011, the Fund received from an independent administrator, payment related to a former affiliates settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	35

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison Select Growth Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”), the Fund’s sub-management agreement with Prudential Investment Management, Inc. (“PIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Jennison Select Growth Fund is a series of Prudential Investment Portfolios 3.

Prudential Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, between PI and PIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI, PIM and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the sub-manager and the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the sub-management services provided by PIM and the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it

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received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and Jennison. The Board noted that Jennison and PIM are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI, the sub-management services provided by PIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, PIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser and the profitability of the sub-manager, each affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI, PIM and Jennison

The Board considered potential ancillary benefits that might be received by PI, PIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI or PIM included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI and PIM), as well as benefits to their reputations or other intangible benefits resulting from PI’s and PIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI, PIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2011.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2011. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Large-Cap Growth Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group

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(which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board accepted PI’s recommendation to continue the existing expense cap of 0.99% (exclusive of 12b-1 fees and certain other fees) through June 30, 2013.
•	The Board concluded that, in light of the Fund’s strong performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Jennison Select Growth Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Select Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON SELECT GROWTH FUND

SHARE CLASS	A	B	C	Q	X	Z
NASDAQ	SPFAX	SPFBX	SPFCX	PSGQX	JSGGX	SPFZX
CUSIP	74440K504	74440K603	74440K702	7444OK751	74440K876	74440K868

MF500E2      0232871-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL STRATEGIC VALUE FUND

SEMIANNUAL REPORT • AUGUST 31, 2012

Fund Type

Large Cap Stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

October 15, 2012

Dear Shareholder:

We hope you find the semiannual report for the Prudential Strategic Value Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Strategic Value Fund

* Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Strategic Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.63%; Class B, 2.33%; Class C, 2.33%; Class Z, 1.33%. Net operating expenses: Class A, 1.58%; Class B, 2.33%; Class C, 2.33%; Class Z, 1.33%, after contractual reduction through 6/30/2013.

Cumulative Total Returns (Without Sales Charges) as of 8/31/12
	Six Months	One Year	Five Years	Ten Years
Class A	0.47%	12.48%	–8.31%	68.45%
Class B	0.17	11.65	–11.60	56.51
Class C	0.07	11.54	–11.68	56.35
Class Z	0.69	12.77	–7.13	72.88
Russell 1000 Value Index	3.95	17.30	–4.19	88.89
S&P 500 Index	4.13	17.98	6.56	87.74
Lipper Multi-Cap Value Funds Average	0.75	12.53	–2.07	86.43

Average Annual Total Returns (With Sales Charges) as of 9/30/12
		One Year	Five Years	Ten Years
Class A		17.80%	–2.73%	6.54%
Class B		18.70	–2.52	6.35
Class C		22.70	–2.36	6.35
Class Z		24.90	–1.38	7.41
Russell 1000 Value Index		30.92	–0.90	8.17
S&P 500 Index		30.17	1.05	8.01
Lipper Multi-Cap Value Funds Average		26.71	–0.61	7.75

Source: Prudential Investments LLC and Lipper Inc.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A

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shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z shares are not subject to a 12b-1 fee or a CDSC. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the U.S. have performed.

Lipper Multi-Cap Value Funds Average

The Lipper Multi-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/12
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	5.3%
Chevron Corp., Oil, Gas & Consumable Fuels	3.5
Wells Fargo & Co., Commercial Banks	2.7
General Electric Co., Industrial Conglomerates	2.5
AT&T, Inc., Diversified Telecommunication Services	2.5

Holdings reflect only long-term investments and are subject to change.

Prudential Strategic Value Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 8/31/12
Oil, Gas & Consumable Fuels	16.9%
Commercial Banks	7.5
Pharmaceuticals	7.0
Insurance	6.3
Healthcare Providers & Services	5.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2012, at the beginning of the period, and held through the six-month period ended August 31, 2012. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Prudential Strategic Value Fund	5

Fees and Expenses (continued)

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on this page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Strategic Value Fund		Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,004.70	1.58%	$7.98
	Hypothetical	$1,000.00	$1,017.24	1.58%	$8.03

Class B	Actual	$1,000.00	$1,001.70	2.33%	$11.76
	Hypothetical	$1,000.00	$1,013.46	2.33%	$11.82

Class C	Actual	$1,000.00	$1,000.70	2.33%	$11.75
	Hypothetical	$1,000.00	$1,013.46	2.33%	$11.82

Class Z	Actual	$1,000.00	$1,006.90	1.33%	$6.73
	Hypothetical	$1,000.00	$1,018.50	1.33%	$6.77

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2012, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying Funds in which the Fund may invest.

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Portfolio of Investments

as of August 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.0%
COMMON STOCKS 95.0%

Aerospace & Defense 3.3%
1,500	Alliant Techsystems, Inc.	$73,485
3,700	General Dynamics Corp.	242,387
6,400	Huntington Ingalls Industries, Inc.*	256,448
4,600	L-3 Communications Holdings, Inc.	323,104
1,500	Lockheed Martin Corp.	136,710
6,300	Northrop Grumman Corp.	421,407
4,200	Raytheon Co.	237,384
2,400	Textron, Inc.	64,128

		1,755,053

Air Freight & Logistics 0.3%
1,700	FedEx Corp.	148,971

Airlines 0.4%
17,200	Delta Air Lines, Inc.*	148,780
4,500	United Continental Holdings, Inc.*	83,025

		231,805

Auto Components 0.5%
200	Delphi Automotive PLC*	6,058
500	Federal-Mogul Corp.*	4,680
1,500	Lear Corp.	58,245
4,700	TRW Automotive Holdings Corp.*	205,437

		274,420

Beverages 0.8%
8,200	Constellation Brands, Inc. (Class A Stock)*	270,108
3,000	Molson Coors Brewing Co. (Class B Stock)	133,620

		403,728

Biotechnology 0.1%
800	Amgen, Inc.	67,136

Capital Markets 2.6%
800	Ameriprise Financial, Inc.	43,928
18,600	Bank of New York Mellon Corp. (The)	419,244
5,300	Goldman Sachs Group, Inc. (The)	560,316
3,800	Jefferies Group, Inc.	55,822
19,800	Morgan Stanley	297,000

See Notes to Financial Statements.

Prudential Strategic Value Fund	7

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
200	State Street Corp.	$8,320

		1,384,630

Chemicals 1.7%
1,500	CF Industries Holdings, Inc.	310,515
2,700	Dow Chemical Co. (The)	79,137
2,500	Eastman Chemical Co.	138,150
8,100	LyondellBasell Industries NV (Class A Stock)	395,604

		923,406

Commercial Banks 7.5%
1,500	BankUnited, Inc.	37,875
6,200	BB&T Corp.	195,548
1,600	BOK Financial Corp.	92,112
1,100	Comerica, Inc.	33,781
12,700	East West Bancorp, Inc.	278,638
19,500	Fifth Third Bancorp	295,230
100	First Citizens BancShares, Inc. (Class A Stock)	16,514
5,600	First Republic Bank	183,064
25,200	Huntington Bancshares, Inc.	166,320
7,200	KeyCorp	60,696
6,500	PNC Financial Services Group, Inc.	404,040
23,500	U.S. Bancorp	785,135
42,956	Wells Fargo & Co.	1,461,793

		4,010,746

Commercial Services & Supplies 0.1%
7,200	R.R. Donnelley & Sons Co.	79,056

Communications Equipment 1.1%
22,100	Cisco Systems, Inc.	421,668
3,200	Harris Corp.	150,496

		572,164

Computers & Peripherals 1.9%
8,500	Dell, Inc.*	90,015
24,000	Hewlett-Packard Co.	405,120
7,500	Lexmark International, Inc. (Class A Stock)	162,825
8,400	Western Digital Corp.*	351,288

		1,009,248

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Construction & Engineering 0.1%
2,200	URS Corp.	$80,102

Consumer Finance 2.9%
4,700	American Express Co.	274,010
8,100	Capital One Financial Corp.	457,893
12,500	Discover Financial Services	484,125
20,100	SLM Corp.	316,575

		1,532,603

Containers & Packaging 0.7%
4,100	Greif, Inc. (Class A Stock)	182,450
12,000	Owens-Illinois, Inc.*	209,760

		392,210

Diversified Consumer Services 0.3%
3,800	Apollo Group, Inc. (Class A Stock)*	102,030
2,500	DeVry, Inc.	48,275

		150,305

Diversified Financial Services 4.7%
28,719	Bank of America Corp.	229,465
27,700	Citigroup, Inc.	822,967
32,300	JPMorgan Chase & Co.	1,199,622
5,400	NASDAQ OMX Group, Inc. (The)	123,498
4,700	NYSE Euronext	117,735

		2,493,287

Diversified Telecommunication Services 3.1%
35,920	AT&T, Inc.	1,316,109
8,400	Verizon Communications, Inc.	360,696

		1,676,805

Electric Utilities 2.5%
5,100	American Electric Power Co., Inc.	219,249
3,541	Duke Energy Corp.	229,386
4,600	Edison International	201,434
6,100	Exelon Corp.	222,467
600	NextEra Energy, Inc.	40,386
6,200	Pinnacle West Capital Corp.	318,494
2,700	Xcel Energy, Inc.	75,303

		1,306,719

See Notes to Financial Statements.

Prudential Strategic Value Fund	9

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 1.5%
8,300	Avnet, Inc.*	$267,343
18,200	Corning, Inc.	218,218
5,100	Tech Data Corp.*	247,758
4,600	Vishay Intertechnology, Inc.*	43,976

		777,295

Energy Equipment & Services 1.8%
1,800	Diamond Offshore Drilling, Inc.	120,636
7,300	Halliburton Co.	239,148
4,400	Helmerich & Payne, Inc.	200,816
15,400	Nabors Industries Ltd.*	227,458
2,000	Superior Energy Services, Inc.*	41,540
3,600	Unit Corp.*	143,208

		972,806

Food & Staples Retailing 1.5%
9,500	CVS Caremark Corp.	432,725
11,900	Kroger Co. (The)	265,132
6,800	Safeway, Inc.	106,420

		804,277

Food Products 1.3%
13,400	Archer-Daniels-Midland Co.	358,450
2,900	Ingredion, Inc.	156,107
2,102	Kraft Foods, Inc. (Class A Stock)	87,296
6,800	Tyson Foods, Inc. (Class A Stock)	106,488

		708,341

Healthcare Equipment & Supplies 0.2%
1,500	Covidien PLC	84,075

Healthcare Providers & Services 5.0%
10,400	Aetna, Inc.	399,464
4,000	CIGNA Corp.	183,080
1,100	Community Health Systems, Inc.*	29,744
4,400	Coventry Health Care, Inc.	183,172
4,500	HCA Holdings, Inc.	128,475
4,200	Humana, Inc.	294,336
6,600	LifePoint Hospitals, Inc.*	266,772
700	McKesson Corp.	60,977

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
700	Omnicare, Inc.	$22,666
12,900	UnitedHealth Group, Inc.	700,470
6,500	WellPoint, Inc.	389,155

		2,658,311

Hotels, Restaurants & Leisure 0.1%
1,100	Carnival Corp.	38,148

Household Durables 1.2%
15,800	Newell Rubbermaid, Inc.	283,294
500	Tempur-Pedic International, Inc.*	15,620
4,300	Whirlpool Corp.	324,478

		623,392

Household Products 1.5%
12,000	Procter & Gamble Co. (The)	806,280

Industrial Conglomerates 2.5%
63,800	General Electric Co.	1,321,298

Insurance 6.3%
100	Aflac, Inc.	4,618
2,200	Allied World Assurance Co. Holdings AG	172,766
6,200	Allstate Corp. (The)	231,136
3,800	American Financial Group, Inc.	142,728
300	Aon PLC	15,588
600	Arch Capital Group Ltd.*	23,946
3,300	Assurant, Inc.	116,325
7,800	Berkshire Hathaway, Inc. (Class B Stock)*	657,852
2,200	Chubb Corp. (The)	162,558
2,900	CNA Financial Corp.	75,748
6,987	Lincoln National Corp.	162,238
9,400	Loews Corp.	382,110
11,800	MetLife, Inc.	402,734
5,800	Principal Financial Group, Inc.	159,152
1,700	ProAssurance Corp.	151,691
3,100	Reinsurance Group of America, Inc.	182,094
1,300	Travelers Cos., Inc. (The)	84,162
4,300	Unum Group	83,893
4,000	Validus Holdings Ltd.	134,040

		3,345,379

See Notes to Financial Statements.

Prudential Strategic Value Fund	11

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

IT Services 0.4%
3,800	Computer Sciences Corp.	$122,398
3,500	Lender Processing Services, Inc.	98,245

		220,643

Machinery 1.7%
5,700	AGCO Corp.*	239,913
1,600	Cummins, Inc.	155,376
11,500	Oshkosh Corp.*	291,410
6,900	Trinity Industries, Inc.	195,546

		882,245

Media 0.8%
6,050	Comcast Corp. (Class A Stock)	202,856
1,600	DIRECTV*	83,344
9,300	Gannett Co., Inc.	141,918
200	Walt Disney Co. (The)	9,894

		438,012

Metals & Mining 0.9%
17,500	Alcoa, Inc.	149,800
1,600	Freeport-McMoRan Copper & Gold, Inc.	57,776
1,700	Schnitzer Steel Industries, Inc. (Class A Stock)	46,954
17,700	Steel Dynamics, Inc.	216,294

		470,824

Multiline Retail 2.1%
3,300	Dillard’s, Inc. (Class A Stock)	247,764
5,600	Macy’s, Inc.	225,736
9,900	Target Corp.	634,491

		1,107,991

Multi-Utilities 2.7%
10,100	Ameren Corp.	330,472
6,700	Consolidated Edison, Inc.	406,154
6,100	DTE Energy Co.	356,240
6,200	Public Service Enterprise Group, Inc.	196,292
2,100	Sempra Energy	139,020

		1,428,178

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Office Electronics 0.3%
19,400	Xerox Corp.	$142,978

Oil, Gas & Consumable Fuels 16.9%
4,400	Apache Corp.	377,300
7,800	Chesapeake Energy Corp.	150,930
16,700	Chevron Corp.	1,873,072
13,496	ConocoPhillips	766,438
3,800	Devon Energy Corp.	219,754
32,100	Exxon Mobil Corp.	2,802,330
8,800	Hess Corp.	444,664
1,100	HollyFrontier Corp.	44,319
13,200	Marathon Oil Corp.	367,224
8,500	Marathon Petroleum Corp.	439,875
5,900	Murphy Oil Corp.	302,847
300	Newfield Exploration Co.*	9,789
6,800	Occidental Petroleum Corp.	578,068
8,500	QEP Resources, Inc.	243,865
2,900	Tesoro Corp.	115,246
8,000	Valero Energy Corp.	250,080

		8,985,801

Paper & Forest Products 0.3%
2,200	Domtar Corp.	159,368
300	International Paper Co.	10,368

		169,736

Pharmaceuticals 7.0%
1,500	Abbott Laboratories	98,310
11,800	Eli Lilly & Co.	529,938
5,300	Endo Health Solutions, Inc.*	168,646
5,000	Forest Laboratories, Inc.*	173,450
11,500	Johnson & Johnson	775,445
19,100	Merck & Co., Inc.	822,255
48,556	Pfizer, Inc.	1,158,546

		3,726,590

Real Estate Investment Trusts 0.4%
6,300	American Capital Agency Corp.	219,492

See Notes to Financial Statements.

Prudential Strategic Value Fund	13

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Road & Rail 1.4%
9,600	CSX Corp.	$215,616
7,100	Norfolk Southern Corp.	514,466

		730,082

Semiconductors & Semiconductor Equipment 1.1%
22,600	Intel Corp.	561,158

Software 1.0%
4,100	CA, Inc.	106,723
5,400	Microsoft Corp.	166,428
14,400	Symantec Corp.*	256,752

		529,903

Specialty Retail 0.2%
5,700	GameStop Corp. (Class A Stock)	108,756

Thrifts & Mortgage Finance
700	New York Community Bancorp, Inc.	9,282

Wireless Telecommunication Services 0.3%
7,300	Telephone & Data Systems, Inc.	178,996

	Total common stocks (cost $48,499,312)	50,542,663

Exchange Traded Fund 2.0%
14,900	iShares Russell 1000 Value Index Fund (cost $1,037,258)	1,048,662

	Total long-term investments (cost $49,536,570)	51,591,325

SHORT-TERM INVESTMENT 5.3%

Affiliated Money Market Mutual Fund
2,811,658	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,811,658) (Note 3)(a)	2,811,658

	Total Investments 102.3% (cost $52,348,228; Note 5)	54,402,983
	Liabilities in excess of other assets (2.3%)	(1,202,219)

	Net Assets 100.0%	$53,200,764

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$50,542,663	$—	$—
Exchange Traded Fund	1,048,662	—	—
Affiliated Money Market Mutual Fund	2,811,658	—	—

Total	$54,402,983	$—	$—

See Notes to Financial Statements.

Prudential Strategic Value Fund	15

Portfolio of Investments

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2012 were as follows:

Oil, Gas & Consumable Fuels	16.9%
Commercial Banks	7.5
Pharmaceuticals	7.0
Insurance	6.3
Affiliated Money Market Mutual Fund	5.3
Healthcare Providers & Services	5.0
Diversified Financial Services	4.7
Aerospace & Defense	3.3
Diversified Telecommunication Services	3.1
Consumer Finance	2.9
Multi-Utilities	2.7
Capital Markets	2.6
Electric Utilities	2.5
Industrial Conglomerates	2.5
Multiline Retail	2.1
Exchange Trade Fund	2.0
Computers & Peripherals	1.9
Energy Equipment & Services	1.8
Chemicals	1.7
Machinery	1.7
Electronic Equipment, Instruments & Components	1.5
Food & Staples Retailing	1.5
Household Products	1.5
Road & Rail	1.4
Food Products	1.3
Household Durables	1.2
Communications Equipment	1.1
Semiconductors & Semiconductor Equipment	1.1%
Software	1.0
Metals & Mining	0.9
Beverages	0.8
Media	0.8
Containers & Packaging	0.7
Auto Components	0.5
Airlines	0.4
IT Services	0.4
Real Estate Investment Trusts	0.4
Air Freight & Logistics	0.3
Diversified Consumer Services	0.3
Office Electronics	0.3
Paper & Forest Products	0.3
Wireless Telecommunication Services	0.3
Healthcare Equipment & Supplies	0.2
Specialty Retail	0.2
Biotechnology	0.1
Commercial Services & Supplies	0.1
Construction & Engineering	0.1
Hotels, Restaurants & Leisure	0.1

102.3
Liabilities in excess of other assets	(2.3)

100.0%

See Notes to Financial Statements.

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PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • AUGUST 31, 2012

Prudential Strategic Value Fund

Statement of Assets and Liabilities

as of August 31, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $49,536,570)	$51,591,325
Affiliated Investments (cost $2,811,658)	2,811,658
Receivable for Fund shares sold	1,005,168
Dividends receivable	148,579
Prepaid expenses	1,213

Total assets	55,557,943

Liabilities
Payable for investments purchased	2,182,593
Accrued expenses	91,362
Management fee payable	33,925
Payable for Fund shares reacquired	31,857
Distribution fee payable	13,769
Deferred trustees’ fees	1,751
Affiliated transfer agent fee payable	1,922

Total liabilities	2,357,179

Net Assets	$53,200,764

Net assets were comprised of:
Shares of beneficial interest, at par	$5,038
Paid-in capital in excess of par	56,216,495

56,221,533
Undistributed net investment income	191,501
Accumulated net realized loss on investment transactions	(5,267,025)
Net unrealized appreciation on investments	2,054,755

Net assets, August 31, 2012	$53,200,764

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($18,248,181 ÷ 1,722,601 shares of beneficial interest issued and outstanding)	$10.59
Maximum sales charge (5.50% of offering price)	0.62

Maximum offering price to public	$11.21

Class B
Net asset value, offering price and redemption price per share ($1,130,447 ÷ 111,808 shares of beneficial interest issued and outstanding)	$10.11

Class C
Net asset value, offering price and redemption price per share ($10,499,141 ÷ 1,038,950 shares of beneficial interest issued and outstanding)	$10.11

Class Z
Net asset value, offering price and redemption price per share ($23,322,995 ÷ 2,165,026 shares of beneficial interest issued and outstanding)	$10.77

See Notes to Financial Statements.

Prudential Strategic Value Fund	19

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,276)	$615,961
Affiliated dividend income	578

Total income	616,539

Expenses
Management fee	201,987
Distribution fee—Class A	23,321
Distribution fee—Class B	5,585
Distribution fee—Class C	53,481
Custodian’s fees and expenses	31,000
Transfer agent’s fees and expenses (including affiliated expense of $5,700) (Note 3)	30,000
Registration fees	25,000
Reports to shareholders	14,000
Audit fee	11,000
Legal fees and expenses	10,000
Trustees’ fees	6,000
Miscellaneous	7,084

Total expenses	418,458

Net investment income	198,081

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	1,217,701
Net change in unrealized appreciation (depreciation) on investments	(1,174,639)

Net gain on investments	43,062

Net Increase In Net Assets Resulting From Operations	$241,143

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2012	Year Ended February 29, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$198,081	$231,435
Net realized gain on investment transactions	1,217,701	1,216,506
Net change in unrealized appreciation (depreciation) on investments	(1,174,639)	(1,235,801)

Net increase in net assets resulting from operations	241,143	212,140

Dividends from net investment income (Note 1)
Class A	(85,723)	(160,799)
Class B	(4,027)	(3,003)
Class C	(38,522)	(25,338)
Class Z	(97,300)	(20,145)

	(225,572)	(209,285)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,072,587	20,829,160
Net asset value of shares issued in reinvestment of dividends	217,564	195,380
Cost of shares reacquired	(3,550,097)	(8,433,133)

Net increase in net assets from Fund share transactions	740,054	12,591,407

Total increase	755,625	12,594,262

Net Assets
Beginning of period	52,445,139	39,850,877

End of period(a)	$53,200,764	$52,445,139

(a) Includes undistributed net investment income of:	$191,501	$218,992

See Notes to Financial Statements.

Prudential Strategic Value Fund	21

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of four funds: Prudential Jennison Select Growth Fund, Prudential Jennison Market Neutral Fund, Prudential Real Assets Fund and Prudential Strategic Value Fund (the “Fund”). These financial statements relate to Prudential Strategic Value Fund. The financial statements of the Prudential Jennison Select Growth, Prudential Jennison Market Neutral and Prudential Real Assets Funds are not presented herein. The Fund’s primary investment objective is long-term growth of capital.

The Fund’s primary investment objective is long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are

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traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Strategic Value Fund	23

Notes to Financial Statements

(Unaudited) continued

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions are disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at the fund or class level.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

24	Visit our website at www.prudentialfunds.com

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of the subadviser, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .80% of the Fund’s average daily net assets up to and including $1 billion and .75% of such average daily net assets in excess of $1 billion. The effective management fee rate was .80% for the six months ended August 31, 2012.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees related to Class A shares to .25% of the average daily net assets of Class A shares.

PIMS has advised the Fund that it has received $2,579 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2012. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

Prudential Strategic Value Fund	25

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it has received $14, $2,111 and $137 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders during the six months ended August 31, 2012.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2012, were $10,665,101 and $11,639,618, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$52,362,972	$6,622,795	$(4,582,784)	$2,040,011

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

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Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended February 29, 2012 (“post-enactment losses”) for an unlimited period. Post enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years beginning before February 29, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund utilized approximately $1,226,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended February 29, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of February 29, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2017	$568,000
Expiring 2018	5,655,000
Expiring 2019	247,000

$6,470,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. A special exchange privilege

Prudential Strategic Value Fund	27

Notes to Financial Statements

(Unaudited) continued

is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2012:
Shares sold	12,213	$127,766
Shares issued in reinvestment of dividends	7,948	80,906
Shares reacquired	(154,516)	(1,604,610)

Net increase (decrease) in shares outstanding before conversion	(134,355)	(1,395,938)
Shares issued upon conversion from Class B	10,916	112,565

Net increase (decrease) in shares outstanding	(123,439)	$(1,283,373)

Year ended February 29, 2012:
Shares sold	80,736	$824,643
Shares issued in reinvestment of dividends	15,438	149,902
Shares reacquired	(473,959)	(4,769,313)

Net increase (decrease) in shares outstanding before conversion	(377,785)	(3,794,768)
Shares issued upon conversion from Class B	44,502	446,497
Shares reacquired upon conversion into Class Z	(64,798)	(682,967)

Net increase (decrease) in shares outstanding	(398,081)	$(4,031,238)

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Class B	Shares	Amount
Six months ended August 31, 2012:
Shares sold	10,291	$102,671
Shares issued in reinvestment of dividends	409	3,981
Shares reacquired	(8,187)	(81,805)

Net increase (decrease) in shares outstanding before conversion	2,513	24,847
Shares reacquired upon conversion into Class A	(11,411)	(112,565)

Net increase (decrease) in shares outstanding	(8,898)	$(87,718)

Year ended February 29, 2012:
Shares sold	47,516	$477,370
Shares issued in reinvestment of dividends	319	2,977
Shares reacquired	(36,226)	(350,143)

Net increase (decrease) in shares outstanding before conversion	11,609	130,204
Shares reacquired upon conversion into Class A	(46,517)	(446,497)

Net increase (decrease) in shares outstanding	(34,908)	$(316,293)

Class C
Six months ended August 31, 2012:
Shares sold	4,944	$49,625
Shares issued in reinvestment of dividends	3,660	35,651
Shares reacquired	(74,409)	(734,296)

Net increase (decrease) in shares outstanding	(65,805)	$(649,020)

Year ended February 29, 2012:
Shares sold	24,896	$242,542
Shares issued in reinvestment of dividends	2,505	23,324
Shares reacquired	(209,229)	(2,020,086)

Net increase (decrease) in shares outstanding before conversion	(181,828)	(1,754,220)
Shares reacquired upon conversion into Class Z	(293)	(2,447)

Net increase (decrease) in shares outstanding	(182,121)	$(1,756,667)

Class Z
Six months ended August 31, 2012:
Shares sold	356,370	$3,792,525
Shares issued in reinvestment of dividends	9,375	97,026
Shares reacquired	(106,404)	(1,129,386)

Net increase (decrease) in shares outstanding	259,341	$2,760,165

Year ended February 29, 2012:
Shares sold	1,816,396	$19,284,605
Shares issued in reinvestment of dividends	1,945	19,177
Shares reacquired	(122,708)	(1,293,591)

Net increase (decrease) in shares outstanding before conversion	1,695,633	18,010,191
Shares issued upon conversion from Class A and Class C	64,044	685,414

Net increase (decrease) in shares outstanding	1,759,677	$18,695,605

Prudential Strategic Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another SCA of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six month period ended August 31, 2012.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

30	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2012		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.59		$10.56	$8.77	$5.76	$11.69	$14.00
Income (loss) from investment operations:
Net investment income	.04		.09	.07	.07	.19	.20
Net realized and unrealized gain (loss) on investment transactions	.01		.02	1.74	3.16	(5.54)	(1.38)
Total from investment operations	.05		.11	1.81	3.23	(5.35)	(1.18)
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.08)	(.02)	(.22)	(.07)	(.19)
Distributions from net realized gains	-		-	-	-	(.51)	(.94)
Total dividends and distributions	(.05)		(.08)	(.02)	(.22)	(.58)	(1.13)
Net asset value, end of period	$10.59		$10.59	$10.56	$8.77	$5.76	$11.69
Total Return(b):	.47%		1.14%	20.71%	56.74%	(46.73)%	(9.02)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,248		$19,543	$23,696	$23,754	$17,508	$14,247
Average net assets (000)	$18,506		$20,310	$22,888	$22,813	$24,233	$16,449
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.58%	(e)	1.80%	1.78%	1.77%	1.56%	1.27%
Expenses, excluding distribution and service (12b-1) fees	1.33%	(e)	1.55%	1.53%	1.52%	1.31%	1.02%
Net investment income	.86%	(e)	.89%	.81%	.96%	1.96%	1.42%
Portfolio turnover rate	21%	(f)	36%	19%	12%	16%	11%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% on the average daily net assets of the Class A shares through June 30, 2013.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Strategic Value Fund	31

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2012		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.13		$10.12	$8.45	$5.56	$11.30	$13.58
Income (loss) from investment operations:
Net investment income	.01		.01	- (d)	.02	.09	.08
Net realized and unrealized gain (loss) on investment transactions	.01		.02	1.68	3.03	(5.32)	(1.33)
Total from investment operations	.02		.03	1.68	3.05	(5.23)	(1.25)
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.02)	(.01)	(.16)	-	(.09)
Distributions from net realized gains	-		-	-	-	(.51)	(.94)
Total dividends and distributions	(.04)		(.02)	(.01)	(.16)	(.51)	(1.03)
Net asset value, end of period	$10.11		$10.13	$10.12	$8.45	$5.56	$11.30
Total Return(b):	.17%		.34%	19.93%	55.60%	(47.15)%	(9.77)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,130		$1,223	$1,574	$1,931	$2,652	$35,243
Average net assets (000)	$1,108		$1,363	$1,623	$2,207	$13,253	$47,942
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.33%	(e)	2.55%	2.53%	2.52%	2.31%	2.02%
Expenses, excluding distribution and service (12b-1) fees	1.33%	(e)	1.55%	1.53%	1.52%	1.31%	1.02%
Net investment income	.11%	(e)	.13%	.05%	.23%	.85%	.63%
Portfolio turnover rate	21%	(f)	36%	19%	12%	16%	11%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2012		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.13		$10.11	$8.45	$5.56	$11.30	$13.57
Income (loss) from investment operations:
Net investment income	.01		.01	.01	.02	.10	.09
Net realized and unrealized gain (loss) on investment transactions	.01		.03	1.66	3.03	(5.33)	(1.33)
Total from investment operations	.02		.04	1.67	3.05	(5.23)	(1.24)
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.02)	(.01)	(.16)	-	(.09)
Distributions from net realized gains	-		-	-	-	(.51)	(.94)
Total dividends and distributions	(.04)		(.02)	(.01)	(.16)	(.51)	(1.03)
Net asset value, end of period	$10.11		$10.13	$10.11	$8.45	$5.56	$11.30
Total Return(b):	.07%		.43%	19.81%	55.60%	(47.15)%	(9.70)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,499		$11,187	$13,016	$12,701	$10,880	$26,334
Average net assets (000)	$10,610		$11,395	$12,279	$12,804	$20,373	$34,794
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.33%	(d)	2.55%	2.53%	2.52%	2.31%	2.02%
Expenses, excluding distribution and service (12b-1) fees	1.33%	(d)	1.55%	1.53%	1.52%	1.31%	1.02%
Net investment income	.11%	(d)	.14%	.06%	.21%	1.09%	.63%
Portfolio turnover rate	21%	(e)	36%	19%	12%	16%	11%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized

(e) Not annualized.

See Notes to Financial Statements.

Prudential Strategic Value Fund	33

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2012		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.75		$10.72	$8.88	$5.83	$11.82	$14.15
Income (loss) from investment operations:
Net investment income	.06		.11	.10	.10	.21	.23
Net realized and unrealized gain (loss) on investment transactions	.01		.02	1.77	3.18	(5.60)	(1.39)
Total from investment operations	.07		.13	1.87	3.28	(5.39)	(1.16)
Less Dividends and Distributions:
Dividends from net investment income	(.05)		(.10)	(.03)	(.23)	(.09)	(.23)
Distributions from net realized gains	-		-	-	-	(.51)	(.94)
Total dividends and distributions	(.05)		(.10)	(.03)	(.23)	(.60)	(1.17)
Net asset value, end of period	$10.77		$10.75	$10.72	$8.88	$5.83	$11.82
Total Return(b):	.69%		1.34%	21.07%	57.09%	(46.59)%	(8.81)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,323		$20,492	$1,565	$1,279	$895	$2,456
Average net assets (000)	$19,866		$2,517	$1,345	$1,167	$1,845	$3,363
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.33%	(d)	1.43%	1.53%	1.52%	1.31%	1.02%
Expenses, excluding distribution and service (12b-1) fees	1.33%	(d)	1.43%	1.53%	1.52%	1.31%	1.02%
Net investment income	1.11%	(d)	1.33%	1.07%	1.21%	2.08%	1.62%
Portfolio turnover rate	21%	(e)	36%	19%	12%	16%	11%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

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Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Strategic Value Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

[1]	Prudential Strategic Value Fund is a series of Prudential Investment Portfolios 3.

Prudential Strategic Value Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and QMA. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and QMA, and also reviewed the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and QMA. The Board noted that QMA is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and QMA under the management and subadvisory agreements.

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Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Fund during the year ended December 31, 2011 exceeded the management fees paid by the Fund, resulting in an operating loss to PI. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and QMA

The Board considered potential ancillary benefits that might be received by PI and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those

Prudential Strategic Value Fund

Approval of Advisory Agreements (continued)

generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2011.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2011. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Large-Cap Value Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile
•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board noted PI’s explanation that the Fund’s relatively small size was a significant factor in the Fund’s 4th quartile ranking for net total expenses.
•	The Board concluded that, in light of the Fund’s competitive performance, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Strategic Value Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Strategic Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL STRATEGIC VALUE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	SUVAX	SUVBX	SUVCX	SUVZX
CUSIP	74440K108	74440K207	74440K306	74440K405

MF502E2    0232877-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON MARKET NEUTRAL FUND

SEMIANNUAL REPORT • AUGUST 31, 2012

Fund Type

Equity Market Neutral

Objective

Long-term capital appreciation while preserving capital by using strategies designed to produce returns that have a low correlation to U.S. equity markets

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2012

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Market Neutral Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Market Neutral Fund

* Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Market Neutral Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 4.23%; Class B, 4.93%; Class C, 4.93%; Class R, 4.68%; Class Z, 3.93%. Net operating expenses: Class A, 3.83%; Class B, 4.58%; Class C, 4.58%; Class R, 4.08%; Class Z, 3.58%, after contractual reduction through 6/30/2013. Net operating expenses include dividends paid on stocks sold short, which are required to be disclosed as an expense (dividend expense on short positions) and broker fees and expenses on short sales. The dividend expense on short positions will be substantially offset by market value gains on the day the dividends are announced. Without the inclusion of dividend expense on short positions and broker fees and expenses on short sales, the net expense ratios are: Class A, 1.85%; Class B, 2.60%; Class C, 2.60%; Class R, 2.10%; and Class Z, 1.60%.

Cumulative Total Returns (Without Sales Charges) as of 8/31/12
	Six Months	One Year	Since Inception
Class A	–4.98%	–6.59%	–6.50% (4/23/10)
Class B	–5.36	–7.37	–8.20 (4/23/10)
Class C	–5.36	–7.37	–8.20 (4/23/10)
Class R	–5.09	–6.79	–4.21 (5/2/11)
Class Z	–4.86	–6.47	–6.00 (4/23/10)
Citigroup 3-Month T-Bill Index	0.04	0.05	—
Lipper Equity Market Neutral Funds Average	–0.28	0.88	—

Average Annual Total Returns (With Sales Charges) as of 9/30/12
		One Year	Since Inception
Class A		–7.83%	–4.40% (4/23/10)
Class B		–8.06	–4.09 (4/23/10)
Class C		–4.29	–2.93 (4/23/10)
Class R		–2.67	–2.04 (5/2/11)
Class Z		–2.36	–1.95 (4/23/10)
Citigroup 3-Month T-Bill Index		0.05	—
Lipper Equity Market Neutral Funds Average		2.06	—

2	Visit our website at www.prudentialfunds.com

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years, respectively, after the purchase and a 12b-1 fee of 1.00%. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a 12b-1 fee of 1% and a CDSC of 1% for shares sold within 12 months from the date of purchase. Class R shares are not subject to a sales charge, but have a 12b-1 fee of 0.75% annually. Class Z shares are not subject to a 12b-1 fee or a CDSC. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense reimbursement, the Fund’s returns would have been lower.

Benchmark Definitions

Citigroup 3-Month T-Bill Index

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. Citigroup 3-Month T-Bill Index Closest Month-End to Inception cumulative total returns as of 8/31/12 are 0.22% for Class A, Class B, Class C, and Class Z; and 0.07% for Class R. Citigroup 3-Month T-Bill Index Closest Month-End to Inception average annual total returns as of 9/30/12 are 0.09% for Class A, Class B, Class C, and Class Z; and 0.06% for Class R.

Lipper Equity Market Neutral Funds Average

The Lipper Equity Market Neutral Funds Average (Lipper Average) is based on the average returns of all mutual funds in the Lipper Equity Market Neutral Funds category. Lipper Average Closest Month-End to Inception cumulative total returns as of 8/31/12 are 2.63% for Class A, Class B, Class C, and Class Z; and 0.16% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/12 are 1.11% for Class A, Class B, Class C, and Class Z; and 0.31% for Class R.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Citigroup 3-Month T-Bill Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Prudential Jennison Market Neutral Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings—Long Positions expressed as a percentage of net assets as of 8/31/12
Apple, Inc., Computers & Peripherals	4.3%
MetroPCS Communications, Inc., Wireless Telecommunication Services	2.1
Amazon.com, Inc., Internet & Catalogue Retail	2.1
Mosaic Co. (The), Chemicals	2.1
Precision Castparts Corp., Aerospace & Defense	2.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Holdings—Short Positions expressed as a percentage of net assets as of 8/31/12
Consumer Discretionary Select Sector SPDR Fund	5.3%
Industrial Select Sector SPDR Fund	4.7
Technology Select Sector SPDR Fund	4.7
SPDR S&P 500 ETF Trust	4.6
Energy Select Sector SPDR Fund	4.6

Five Largest Industries expressed as a percentage of net assets as of 8/31/12
Pharmaceuticals	6.6%
Food Products	6.1
Computers & Peripherals	5.9
Oil, Gas & Consumable Fuels	5.3
Media	4.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2012, at the beginning of the period, and held through the six-month period ended August 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Market Neutral Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Market Neutral Fund		Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$950.20	3.83%	$18.83
	Hypothetical	$1,000.00	$1,005.90	3.83%	$19.36

Class B	Actual	$1,000.00	$946.40	4.58%	$22.47
	Hypothetical	$1,000.00	$1,002.12	4.58%	$23.11

Class C	Actual	$1,000.00	$946.40	4.58%	$22.47
	Hypothetical	$1,000.00	$1,002.12	4.58%	$23.11

Class R	Actual	$1,000.00	$949.10	4.08%	$20.04
	Hypothetical	$1,000.00	$1,004.64	4.08%	$20.62

Class Z	Actual	$1,000.00	$951.40	3.58%	$17.61
	Hypothetical	$1,000.00	$1,007.16	3.58%	$18.11

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2012, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying Funds in which the Fund may invest.

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Portfolio of Investments

as of August 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 93.4%
LONG POSITIONS
COMMON STOCKS 93.3%

Aerospace & Defense 3.9%
9,168	Precision Castparts Corp.(a)	$1,476,781
1,981	Teledyne Technologies, Inc.*	127,794
8,062	TransDigm Group, Inc.*	1,117,555

		2,722,130

Biotechnology 1.9%
10,501	Alexion Pharmaceuticals, Inc.*(a)	1,125,812
7,183	Amarin Corp. PLC (Ireland), ADR*	98,336
2,253	Cepheid, Inc.*	85,028

		1,309,176

Capital Markets 0.4%
5,764	Eaton Vance Corp.	156,147
4,422	Waddell & Reed Financial, Inc. (Class A Stock)	130,891

		287,038

Chemicals 3.9%
3,404	Albemarle Corp.	186,301
3,612	Intrepid Potash, Inc.*	81,017
10,700	Monsanto Co.	932,077
25,575	Mosaic Co. (The)(a)	1,481,048
10,762	Spartech Corp.*	54,456

		2,734,899

Commercial Banks 0.9%
2,525	Bank of the Ozarks, Inc.	81,053
2,831	BOK Financial Corp.	162,981
1,355	East West Bancorp, Inc.	29,729
3,800	First Republic Bank	124,222
4,812	FirstMerit Corp.	75,500
3,002	Prosperity Bancshares, Inc.	126,384
1,389	Wintrust Financial Corp.	51,962

		651,831

Commercial Services & Supplies 0.5%
2,101	Clean Harbors, Inc.*	114,273
5,802	Mobile Mini, Inc.*	99,214

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	7

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Services & Supplies (cont’d.)
3,805	Waste Connections, Inc.	$110,155

		323,642

Communications Equipment 1.9%
7,943	ADTRAN, Inc.	161,163
6,038	Finisar Corp.*	82,962
81,056	JDS Uniphase Corp.*	907,017
4,358	NETGEAR, Inc.*	159,372

		1,310,514

Computers & Peripherals 5.9%
4,537	Apple, Inc.(a)	3,018,194
43,270	EMC Corp.*(a)	1,137,568

		4,155,762

Construction & Engineering 0.4%
2,852	Chicago Bridge & Iron Co. NV	105,011
20,304	Great Lakes Dredge & Dock Corp.	148,422
827	URS Corp.	30,111

		283,544

Diversified Telecommunication Services 0.6%
2,734	Cogent Communications Group, Inc.	53,586
23,164	Frontier Communications Corp.	107,018
4,732	Lumos Networks Corp.	41,074
8,311	tw telecom, Inc.*	209,021

		410,699

Electric Utilities 0.2%
2,140	ITC Holdings Corp.	154,037

Electrical Equipment 0.1%
3,224	Polypore International, Inc.*	104,522

Electronic Equipment & Instruments 2.1%
203,994	Flextronics International Ltd.*(a)	1,372,880
5,430	FLIR Systems, Inc.	107,514

		1,480,394

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services 4.1%
889	Core Laboratories NV	$108,627
2,229	Dresser-Rand Group, Inc.*	112,832
1,702	Dril-Quip, Inc.*	119,208
18,145	Ensco PLC (Class A Stock)(a)	1,040,979
929	Forum Energy Technologies, Inc.*	21,989
2,188	Key Energy Services, Inc.*	17,307
18,437	National Oilwell Varco, Inc.(a)	1,452,836

		2,873,778

Food & Staples Retailing 0.5%
3,766	Harris Teeter Supermarkets, Inc.	147,137
3,141	United Natural Foods, Inc.*	180,545

		327,682

Food Products 6.1%
8,204	Adecoagro SA*	83,107
22,485	Bunge Ltd.(a)	1,431,170
5,595	Darling International, Inc.*	92,989
4,721	Dean Foods Co.*	77,519
34,244	Kraft Foods, Inc. (Class A Stock)(a)	1,422,153
13,260	SunOpta, Inc.*	79,560
73,748	Tyson Foods, Inc. (Class A Stock)(a)	1,154,894

		4,341,392

Healthcare Equipment & Supplies 0.3%
7,366	Insulet Corp.*	154,465
2,876	Volcano Corp.*	81,333

		235,798

Healthcare Providers & Services 3.7%
2,640	Air Methods Corp.*	307,666
7,251	Bio-Reference Labs, Inc.*	189,396
4,862	Centene Corp.*	197,446
1,812	Molina Healthcare, Inc.*	43,923
1,947	MWI Veterinary Supply, Inc.*	196,297
3,853	Team Health Holdings, Inc.*	110,003
25,301	UnitedHealth Group, Inc.(a)	1,373,844
4,494	Universal Health Services, Inc. (Class B Stock)	179,535

		2,598,110

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	9

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 3.4%
2,300	Bloomin’ Brands, Inc.*	$29,854
3,264	Bravo Brio Restaurant Group, Inc.*	52,779
18,210	Carnival Corp.	631,523
6,778	Cheesecake Factory, Inc. (The)	225,097
137	Ignite Restaurant Group, Inc.*	2,052
99,903	International Game Technology(a)	1,227,808
3,357	Texas Roadhouse, Inc.	57,640
3,708	Vail Resorts, Inc.	191,147

		2,417,900

Insurance 2.7%
36,098	MetLife, Inc.(a)	1,232,025
6,908	Protective Life Corp.	195,151
2,460	StanCorp Financial Group, Inc.	76,801
8,672	Symetra Financial Corp.	105,972
532	White Mountains Insurance Group Ltd.	276,821

		1,886,770

Internet & Catalog Retail 2.2%
6,099	Amazon.com, Inc.*(a)	1,513,955
10,799	Vitacost.com, Inc.*	68,033

		1,581,988

Internet Software & Services 3.0%
1,468	Demandware, Inc.*	38,168
1,184	Google, Inc. (Class A Stock)*	811,146
11,712	LinkedIn Corp. (Class A Stock)*(a)	1,256,698

		2,106,012

IT Services 3.0%
2,570	Gartner, Inc.*	126,932
3,091	Global Payments, Inc.	128,740
4,359	InterXion Holding NV*	83,213
3,457	MasterCard, Inc. (Class A Stock)(a)	1,461,965
7,968	ServiceSource International, Inc.*	73,784
1,515	Vantiv, Inc. (Class A Stock)*	34,179
2,720	Wright Express Corp.*	179,085

		2,087,898

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Life Sciences Tools & Services 0.1%
6,551	Bruker Corp.*	$79,333

Machinery 1.8%
3,533	AGCO Corp.*	148,704
3,017	CIRCOR International, Inc.	96,092
5,205	Colfax Corp.*	171,193
2,016	Crane Co.	76,588
1,970	Graco, Inc.	97,318
4,663	IDEX Corp.	185,867
3,405	RBC Bearings, Inc.*	156,596
5,025	Rexnord Corp.*	75,626
3,482	Watts Water Technologies, Inc. (Class A Stock)	127,615
4,782	Woodward, Inc.	167,035

		1,302,634

Marine 0.1%
1,581	Kirby Corp.*	83,240

Media 4.4%
5,869	Cinemark Holdings, Inc.	137,452
43,956	Comcast Corp. (Class A Stock)(a)	1,473,845
28,193	Liberty Global, Inc. (Series C Stock)*(a)	1,471,392

		3,082,689

Metals & Mining 4.1%
1,110	Compass Minerals International, Inc.	79,720
38,711	Freeport-McMoRan Copper & Gold, Inc.(a)	1,397,854
11,955	Hecla Mining Co.	64,676
129,571	Kinross Gold Corp.(a)	1,153,182
18,307	McEwen Mining, Inc.*	72,496
3,097	Reliance Steel & Aluminum Co.	159,279

		2,927,207

Multiline Retail 0.1%
1,589	Big Lots, Inc.*	48,369

Oil, Gas & Consumable Fuels 5.3%
18,615	Anadarko Petroleum Corp.(a)	1,289,461
2,202	Berry Petroleum Co. (Class A Stock)	81,122
4,314	Carrizo Oil & Gas, Inc.*	108,885

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	11

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
21,760	Cobalt International Energy, Inc.*	$494,170
8,959	Kodiak Oil & Gas Corp.*	80,094
4,710	Rosetta Resources, Inc.*	202,247
45,290	Suncor Energy, Inc.(a)	1,416,671
1,879	Whiting Petroleum Corp.*	83,653

		3,756,303

Personal Products 1.9%
22,206	Estee Lauder Cos., Inc. (The) (Class A Stock)(a)	1,331,250

Pharmaceuticals 6.6%
12,531	Allergan, Inc.(a)	1,079,295
49,342	Mylan, Inc.*	1,162,991
8,614	Novo Nordisk A/S (Denmark), ADR(a)	1,353,346
2,072	Pacira Pharmaceuticals, Inc.*	37,627
2,449	Salix Pharmaceuticals Ltd.*	107,658
9,924	Shire PLC (Ireland), ADR(a)	898,519

		4,639,436

Professional Services 0.4%
2,537	Corporate Executive Board Co. (The)	118,123
4,366	FTI Consulting, Inc.*	113,560
4,664	Korn/Ferry International*	66,695

		298,378

Real Estate Investment Trusts 1.6%
10,507	Capstead Mortgage Corp.	150,671
37,721	Chimera Investment Corp.	95,811
990	Colony Financial, Inc.	19,018
9,673	CreXus Investment Corp.	99,439
14,022	DCT Industrial Trust, Inc.	88,619
24,637	Hersha Hospitality Trust	122,692
23,275	MFA Financial, Inc.	190,622
715	Mid-America Apartment Communities, Inc.	48,620
4,021	Pebblebrook Hotel Trust	95,016
6,077	Starwood Property Trust, Inc.	143,113
10,808	Summit Hotel Properties, Inc.	92,084

		1,145,705

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Road & Rail 0.2%
9,100	Heartland Express, Inc.	$118,482

Semiconductors & Semiconductor Equipment 2.2%
7,272	ATMI, Inc.*	137,513
22,613	Broadcom Corp. (Class A Stock)	803,440
7,959	Cavium, Inc.*	257,076
2,559	Hittite Microwave Corp.*	134,015
5,975	Power Integrations, Inc.	206,974

		1,539,018

Software 2.3%
3,089	CommVault Systems, Inc.*	155,747
461	OPNET Technologies, Inc.	14,392
4,604	QLIK Technologies, Inc.*	97,375
9,264	Salesforce.com, Inc.*(a)	1,344,948

		1,612,462

Specialty Retail 2.5%
8,178	American Eagle Outfitters, Inc.	181,879
3,005	Asbury Automotive Group, Inc.*	83,208
3,795	Ascena Retail Group, Inc.*	75,141
11,054	Express, Inc.*	172,553
42,997	Inditex SA (Spain), ADR	953,673
3,894	Mattress Firm Holding Corp.*	125,348
9,156	Pier 1 Imports, Inc.	169,203

		1,761,005

Textiles, Apparel & Luxury Goods 4.2%
20,907	Lululemon Athletica, Inc.*(a)	1,362,927
2,278	PVH Corp.	213,904
8,310	Ralph Lauren Corp.(a)	1,318,382
1,756	Warnaco Group, Inc. (The)*	90,294

		2,985,507

Thrifts & Mortgage Finance 0.1%
1,393	WSFS Financial Corp.	56,514

Water Utilities 0.1%
3,450	Aqua America, Inc.	86,250

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	13

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Wireless Telecommunication Services 3.6%
155,694	MetroPCS Communications, Inc.*(a)	$1,514,903
105,947	NII Holdings, Inc.*(a)	661,109
5,528	NTELOS Holdings Corp.	94,916
5,085	SBA Communications Corp. (Class A Stock)*	303,981

		2,574,909

	Total common stocks (cost $55,174,283)	65,814,207

EXCHANGE TRADED FUND 0.1%
2,798	SPDR S&P Regional Banking ETF (cost $77,174)	77,756

	Total long-term investments (cost $55,251,457)	65,891,963

SHORT-TERM INVESTMENT 7.1%

Affiliated Money Market Mutual Fund
5,026,149	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (Note 3)(b) (cost $5,026,149)	5,026,149

	Total Investments, Before Securities Sold Short 100.6% (cost $60,277,606)	70,918,112

SECURITIES SOLD SHORT (91.2%)
COMMON STOCKS (54.3%)

Aerospace & Defense (1.2)%
14,132	Honeywell International, Inc.	(826,015)

Air Freight & Logistics (0.4)%
239	C.H. Robinson Worldwide, Inc.	(13,530)
3,853	United Parcel Service, Inc. (Class B Stock)	(284,390)

		(297,920)

Airlines (0.1)%
8,401	Southwest Airlines Co.	(75,105)

Automobiles (0.1)%
6,697	Ford Motor Co.	(62,550)

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Beverages (1.6)%
25,246	Coca-Cola Co. (The)	$(944,200)
2,460	PepsiCo, Inc.	(178,178)

		(1,122,378)

Biotechnology (1.0)%
681	Ariad Pharmaceuticals, Inc.*	(14,001)
9,082	Celgene Corp.*	(654,267)
682	Pharmacyclics, Inc.*	(45,640)

		(713,908)

Capital Markets (2.0)%
3,767	Affiliated Managers Group, Inc.*	(443,075)
11,151	Lazard Ltd. (Class A Stock)	(317,692)
13,366	Northern Trust Corp.	(620,717)

		(1,381,484)

Chemicals (2.0)%
18,604	Dow Chemical Co. (The)	(545,283)
7,313	Praxair, Inc.	(771,522)
2,617	Scotts Miracle-Gro Co. (The) (Class A Stock)	(108,998)

		(1,425,803)

Commercial Services & Supplies (0.1)%
739	Covanta Holding Corp.	(12,637)
1,615	KAR Auction Services, Inc.*	(28,262)

		(40,899)

Communications Equipment (0.6)%
10,995	Riverbed Technology, Inc.*	(219,790)
908	Sycamore Networks, Inc.*	(13,420)
5,003	ViaSat, Inc.*	(193,616)

		(426,826)

Computers & Peripherals (0.4)%
22,801	Dell, Inc.*	(241,462)
714	Hewlett-Packard Co.	(12,052)
512	NCR Corp.*	(11,464)
9,273	Quantum Corp.*	(14,837)

		(279,815)

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	15

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Construction Materials
170	Martin Marietta Materials, Inc.	$(12,985)

Containers & Packaging (0.4)%
17,760	Sealed Air Corp.	(253,435)

Diversified Telecommunication Services (2.5)%
30,323	AT&T, Inc.	(1,111,035)
5,938	CenturyLink, Inc.	(250,940)
4,522	Verizon Communications, Inc.	(194,175)
20,465	Windstream Corp.	(201,989)

		(1,758,139)

Electric Utilities (0.2)%
2,379	Southern Co. (The)	(107,840)

Electrical Equipment
481	Brady Corp. (Class A Stock)	(13,506)

Electronic Equipment & Instruments (1.1)%
11,390	AVX Corp.	(116,634)
3,572	IPG Photonics Corp.*	(219,642)
17,591	National Instruments Corp.	(453,144)

		(789,420)

Energy Equipment & Services (0.7)%
282	Bristow Group, Inc.	(13,223)
1,931	ION Geophysical Corp.*	(12,609)
9,014	Rowan Cos. PLC (Class A Stock)*	(317,113)
149	SEACOR Holdings, Inc.*	(12,815)
2,113	Tidewater, Inc.	(100,220)

		(455,980)

Food & Staples Retailing (0.7)%
3,309	Kroger Co. (The)	(73,725)
12,344	Walgreen Co.	(441,421)

		(515,146)

Food Products (0.3)%
4,024	H.J. Heinz Co.	(224,217)

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Gas Utilities (1.0)%
394	National Fuel Gas Co.	$(19,661)
14,983	ONEOK, Inc.	(667,193)

		(686,854)

Healthcare Equipment & Supplies (0.2)%
31,118	Boston Scientific Corp.*	(168,037)

Healthcare Providers & Services
2,724	Tenet Healthcare Corp.*	(14,138)

Healthcare Technology (0.3)%
1,374	Allscripts Healthcare Solutions, Inc.*	(14,427)
2,890	Cerner Corp.*	(211,375)

		(225,802)

Hotels, Restaurants & Leisure (1.0)%
1,177	BJ’s Restaurants, Inc.*	(48,316)
4,776	Las Vegas Sands Corp.	(202,455)
3,361	McDonald’s Corp.	(300,776)
1,756	Wynn Resorts Ltd.	(181,166)

		(732,713)

Household Products (2.0)%
21,312	Procter & Gamble Co. (The)	(1,431,953)

Industrial Conglomerates (0.2)%
7,565	General Electric Co.	(156,671)

Insurance (3.1)%
5,882	Aon PLC	(305,629)
8,106	Berkshire Hathaway, Inc. (Class B Stock)*	(683,660)
25,989	Hartford Financial Services Group, Inc.	(465,983)
2,460	Lincoln National Corp.	(57,121)
35,100	Unum Group	(684,801)

		(2,197,194)

Internet & Catalog Retail (0.5)%
12,405	Liberty Interactive Corp. (Class A Stock)*	(226,267)
620	Liberty Ventures (Class A Stock)*	(28,514)
3,255	Shutterfly, Inc.*	(96,836)

		(351,617)

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	17

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services (0.6)%
718	Bankrate, Inc.*	$(12,335)
839	comScore, Inc.*	(11,847)
5,818	Digital River, Inc.*	(96,928)
17,276	EarthLink, Inc.	(115,404)
14,954	NIC, Inc.	(215,786)

		(452,300)

IT Services (1.8)%
6,771	Cognizant Technology Solutions Corp. (Class A Stock)*	(435,240)
9,104	Computer Sciences Corp.	(293,240)
42,110	SAIC, Inc.	(514,163)

		(1,242,643)

Life Sciences Tools & Services (0.6)%
567	Covance, Inc.*	(27,097)
497	PerkinElmer, Inc.	(13,568)
6,861	Thermo Fisher Scientific, Inc.	(393,478)

		(434,143)

Machinery (0.3)%
1,126	Harsco Corp.	(22,959)
2,933	Stanley Black & Decker, Inc.	(192,933)

		(215,892)

Media (2.6)%
7,899	Morningstar, Inc.	(469,279)
23,913	Thomson Reuters Corp.	(680,325)
24,338	Virgin Media, Inc.	(670,999)

		(1,820,603)

Metals & Mining (1.3)%
52,056	Alcoa, Inc.	(445,600)
11,378	Allied Nevada Gold Corp.*	(370,695)
2,174	Nucor Corp.	(81,851)

		(898,146)

Multi-Utilities (0.4)%
9,514	Ameren Corp.	(311,298)

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (3.9)%
9,386	Cabot Oil & Gas Corp.	$(388,674)
196	Continental Resources, Inc.*	(14,516)
19,689	Kinder Morgan, Inc.	(704,275)
7,233	Pioneer Natural Resources Co.	(704,205)
6,247	Plains Exploration & Production Co.*	(245,632)
10,600	Range Resources Corp.	(691,014)

		(2,748,316)

Pharmaceuticals (3.7)%
7,218	Endo Health Solutions, Inc.*	(229,677)
18,018	Hospira, Inc.*	(605,044)
20,577	Johnson & Johnson	(1,387,507)
2,375	Merck & Co., Inc.	(102,244)
3,398	Watson Pharmaceuticals, Inc.*	(276,427)

		(2,600,899)

Professional Services (0.9)%
22,613	Nielsen Holdings NV*	(634,069)

Real Estate Investment Trusts (5.7)%
4,764	AvalonBay Communities, Inc.	(674,201)
6,297	Boston Properties, Inc.	(706,083)
180	Camden Property Trust	(12,497)
11,323	Equity Residential	(683,909)
1,711	General Growth Properties, Inc.	(35,212)
312	Plum Creek Timber Co., Inc.	(12,770)
18,546	ProLogis, Inc.	(633,717)
4,126	Public Storage	(600,581)
189	Ventas, Inc.	(12,378)
8,293	Vornado Realty Trust	(673,143)

		(4,044,491)

Semiconductors & Semiconductor Equipment (2.6)%
3,114	Advanced Micro Devices, Inc.*	(11,584)
13,844	Cypress Semiconductor Corp.	(160,729)
366	LAM Research Corp.*	(12,492)
36,900	Micron Technology, Inc.*	(229,149)
15,409	Microsemi Corp.*	(306,793)
853	Nanometrics, Inc.*	(12,991)
2,353	PMC - Sierra, Inc.*	(13,765)

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	19

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
2,911	Silicon Laboratories, Inc.*	$(111,317)
27,609	Texas Instruments, Inc.	(801,765)
24,098	TriQuint Semiconductor, Inc.*	(133,985)

		(1,794,570)

Software (4.8)%
14,863	Autodesk, Inc.*	(461,496)
486	Blackbaud, Inc.	(11,849)
3,500	Citrix Systems, Inc.*	(271,915)
1,080	Electronic Arts, Inc.*	(14,396)
34,724	Microsoft Corp.	(1,070,194)
238	MicroStrategy, Inc. (Class A Stock)*	(29,871)
23,880	Oracle Corp.	(755,802)
5,842	Parametric Technology Corp.*	(124,143)
671	Progress Software Corp.*	(12,903)
1,339	RealPage, Inc.*	(34,158)
12,926	Solera Holdings, Inc.	(531,646)
419	Synopsys, Inc.*	(13,840)
1,675	Take-Two Interactive Software, Inc.*	(17,169)
466	TIBCO Software, Inc.*	(13,943)
478	Verint Systems, Inc.*	(13,685)

		(3,377,010)

Specialty Retail
373	Abercrombie & Fitch Co. (Class A Stock)	(13,424)
432	Francesca’s Holdings Corp.*	(15,263)

		(28,687)

Textiles, Apparel & Luxury Goods
1,230	Jones Group, Inc. (The)	(15,584)

Thrifts & Mortgage Finance (0.6)%
5,673	Capitol Federal Financial, Inc.	(67,339)
36,666	TFS Financial Corp.*	(324,127)

		(391,466)

Tobacco
139	Philip Morris International, Inc.	(12,413)

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Trading Companies & Distributors (0.6)%
8,970	Fastenal Co.	$(386,517)

Wireless Telecommunication Services (0.2)%
29,267	Sprint Nextel Corp.*	(141,945)

	Total common stocks sold short (proceeds $(37,145,945))	(38,299,342)

EXCHANGE TRADED FUNDS (36.9)%
82,339	Consumer Discretionary Select Sector SPDR Fund	(3,750,541)
88,941	Consumer Staples Select Sector SPDR Fund	(3,153,848)
45,095	Energy Select Sector SPDR Fund	(3,225,194)
154,173	Financial Select Sector SPDR Fund	(2,337,263)
82,087	Health Care Select Sector SPDR Fund	(3,188,259)
91,103	Industrial Select Sector SPDR Fund	(3,312,505)
22,916	SPDR S&P 500 ETF Trust	(3,236,656)
108,126	Technology Select Sector SPDR Fund	(3,296,762)
14,172	Utilities Select Sector SPDR Fund	(514,585)

	Total exchange traded funds sold short (proceeds $(24,090,285))	(26,015,613)

Units
RIGHT

Internet & Catalog Retail
(206)	Liberty Ventures (proceeds $0)*	(2,036)

	Total securities sold short (proceeds $(61,236,230))	(64,316,991)

	Total Investments, Net of Securities Sold Short 9.3% (proceeds $(958,624); Note 5)	6,601,121
	Other assets in excess of liabilities 90.7%	63,920,516

	Net Assets 100.0%	$70,521,637

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	21

Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

(a)	All or a portion of the security is segregated as collateral in connection with the short positions carried by the Fund.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$65,814,207	$—	$—
Exchange Traded Funds	77,756	—	—
Affiliated Money Market Mutual Fund	5,026,149	—	—
Common Stocks Sold Short	(38,299,342)	—	—
Exchange Traded Funds Sold Short	(26,015,613)	—	—
Right	—	(2,036)	—

Total	$6,603,157	$(2,036)	$—

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2012 were as follows:

Affiliated Money Market Mutual Fund	7.1%
Pharmaceuticals	6.6
Food Products	6.1
Computers & Peripherals	5.9
Oil, Gas & Consumable Fuels	5.3
Media	4.4
Textiles, Apparel & Luxury Goods	4.2
Energy Equipment & Services	4.1
Metals & Mining	4.1
Aerospace & Defense	3.9
Chemicals	3.9
Healthcare Providers & Services	3.7
Wireless Telecommunication Services	3.6
Hotels, Restaurants & Leisure	3.4
Internet Software & Services	3.0
IT Services	3.0
Insurance	2.7
Specialty Retail	2.5
Software	2.3
Internet & Catalog Retail	2.2
Semiconductors & Semiconductor Equipment	2.2
Electronic Equipment & Instruments	2.1
Biotechnology	1.9
Communications Equipment	1.9
Personal Products	1.9
Machinery	1.8
Real Estate Investment Trusts	1.6
Commercial Banks	0.9
Diversified Telecommunication Services	0.6
Commercial Services & Supplies	0.5
Food & Staples Retailing	0.5
Capital Markets	0.4
Construction & Engineering	0.4
Professional Services	0.4
Healthcare Equipment & Supplies	0.3
Electric Utilities	0.2
Road & Rail	0.2
Electrical Equipment	0.1
Exchange Traded Fund	0.1
Life Sciences Tools & Services	0.1
Marine	0.1
Multiline Retail	0.1
Thrifts & Mortgage Finance	0.1
Water Utilities	0.1
Airlines	(0.1)
Automobiles	(0.1)
Commercial Services & Supplies	(0.1)%
Electric Utilities	(0.2)
Healthcare Equipment & Supplies	(0.2)
Industrial Conglomerates	(0.2)
Wireless Telecommunication Services	(0.2)
Food Products	(0.3)
Healthcare Technology	(0.3)
Machinery	(0.3)
Air Freight & Logistics	(0.4)
Computers & Peripherals	(0.4)
Containers & Packaging	(0.4)
Multi-Utilities	(0.4)
Internet & Catalog Retail	(0.5)
Communications Equipment	(0.6)
Internet Software & Services	(0.6)
Life Sciences Tools & Services	(0.6)
Thrifts & Mortgage Finance	(0.6)
Trading Companies & Distributors	(0.6)
Energy Equipment & Services	(0.7)
Food & Staples Retailing	(0.7)
Professional Services	(0.9)
Biotechnology	(1.0)
Gas Utilities	(1.0)
Hotels, Restaurants & Leisure	(1.0)
Electronic Equipment & Instruments	(1.1)
Aerospace & Defense	(1.2)
Metals & Mining	(1.3)
Beverages	(1.6)
IT Services	(1.8)
Capital Markets	(2.0)
Chemicals	(2.0)
Household Products	(2.0)
Diversified Telecommunication Services	(2.5)
Media	(2.6)
Semiconductors & Semiconductor Equipment	(2.6)
Insurance	(3.1)
Pharmaceuticals	(3.7)
Oil, Gas & Consumable Fuels	(3.9)
Software	(4.8)
Real Estate Investment Trusts	(5.7)
Exchange Traded Funds	(36.9)

9.3
Other assets in excess of liabilities	90.7

100.0%

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	23

Statement of Assets and Liabilities

as of August 31, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $55,251,457)	$65,891,963
Affiliated investments (cost $5,026,149)	5,026,149
Deposit with broker for securities sold short	64,610,064
Receivable for investments sold	78,061
Receivable for Fund shares sold	69,108
Dividends receivable	21,467
Prepaid expenses	1,590

Total assets	135,698,402

Liabilities
Securities sold short, at value (proceeds $61,236,230)	64,316,991
Payable for Fund shares reacquired	436,717
Payable for investments purchased	210,388
Accrued expenses	72,653
Management fee payable	68,672
Dividends payable on securities sold short	50,040
Distribution fee payable	15,649
Payable to broker for collateral for securities on loan	4,548
Affiliated transfer agent fee payable	1,107

Total liabilities	65,176,765

Net Assets	$70,521,637

Net assets were comprised of:
Shares of beneficial interest, at par	$7,544
Paid-in capital in excess of par	71,711,856

71,719,400
Accumulated net investment loss	(1,511,567)
Accumulated net realized loss on investment, short sale and foreign currency transactions	(7,245,974)
Net unrealized appreciation on investment, short sales and foreign currencies	7,559,778

Net assets, August 31, 2012	$70,521,637

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($13,284,358 ÷ 1,420,661 shares of beneficial interest issued and outstanding)	$9.35
Maximum sales charge (5.50% of offering price)	0.54

Maximum offering price to public	$9.89

Class B
Net asset value, offering price and redemption price per share ($1,953,770 ÷ 212,710 shares of beneficial interest issued and outstanding)	$9.19

Class C
Net asset value, offering price and redemption price per share ($12,613,217 ÷ 1,373,333 shares of beneficial interest issued and outstanding)	$9.18

Class R
Net asset value, offering price and redemption price per share ($958 ÷ 102.70 shares of beneficial interest issued and outstanding)	$9.33

Class Z
Net asset value, offering price and redemption price per share ($42,669,334 ÷ 4,537,619 shares of beneficial interest issued and outstanding)	$9.40

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	25

Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $10,412)	$372,212
Affiliated dividend income	8,816

Total income	381,028

Expenses
Management fee	597,813
Distribution fee—Class A	20,055
Distribution fee—Class B	10,691
Distribution fee—Class C	74,485
Distribution fee—Class R	3
Dividend expense on short positions	701,369
Broker fees and expenses on short sales	65,655
Custodian’s fees and expenses	46,000
Transfer agent’s fees and expenses (including affiliated expense of $3,200) (Note 3)	42,000
Registration fees	38,000
Audit fee	15,000
Reports to shareholders	14,000
Legal fees and expenses	10,000
Trustees’ fees	6,000
Insurance	1,000
Miscellaneous	29,102

Total expenses	1,671,173
Less: Management fee waiver (Note 2)	(139,222)

Net expenses	1,531,951

Net investment loss	(1,150,923)

Realized And Unrealized Gain (Loss) On Investment, Short Sale And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	2,965,295
Short sale transactions	(1,645,523)
Foreign currency transactions	(27)

1,319,745

Net change in unrealized appreciation (depreciation) on:
Investments	(5,611,644)
Short sales	1,266,152
Foreign currencies	33

(4,345,459)

Net loss on investments, short sales and foreign currencies transactions	(3,025,714)

Net Decrease In Net Assets Resulting From Operations	$(4,176,637)

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2012	Year Ended February 29, 2012
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(1,150,923)	$(2,839,432)
Net realized gain on investment, short sale and foreign currency transactions	1,319,745	32,092
Net change in unrealized appreciation (depreciation) on investment, short sales and foreign currencies	(4,345,459)	3,840,928

Net increase (decrease) in net assets resulting from operations	(4,176,637)	1,033,588

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	11,910,306	54,732,088
Cost of shares reacquired	(26,846,295)	(84,177,597)

Net decrease in net assets from Fund share transactions	(14,935,989)	(29,445,509)

Total decrease	(19,112,626)	(28,411,921)

Net Assets
Beginning of period	89,634,263	118,046,184

End of period	$70,521,637	$89,634,263

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	27

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of four funds: Prudential Jennison Market Neutral Fund (the “Fund”), Prudential Jennison Select Growth Fund, Prudential Strategic Value Fund and Prudential Real Assets Fund. These financial statements relate to Prudential Jennison Market Neutral Fund. The Fund commenced investment operations on April 23, 2010. The financial statements of the Prudential Jennison Select Growth Fund, Prudential Strategic Value Fund and Prudential Real Assets Fund are not presented herein.

The investment objective of the Fund is long-term capital appreciation while preserving capital by using strategies designed to produce returns that have a low correlation to U.S. equity markets.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation

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methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or

Prudential Jennison Market Neutral Fund	29

Notes to Financial Statements

(Unaudited) continued

bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

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Short Sales: The Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized at all times by cash deposits with the prime broker and securities held in a segregated account at the custodian. The short stock rebate, when in excess of expenses is included in the Statement of Operations and represents the net income earned on short sale proceeds held on deposit with the prime broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales. Dividends declared on short positions are recorded on the ex-dividend date as an expense on the Statement of Operations and included in the expense ratio in the Financial Highlights. Liability for securities sold short is reported at market value on the Statement of Assets and Liabilities. The Fund records a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund records a gain if the price of the security declines between those dates. Short selling involves the off-balance sheet risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Jennison Market Neutral Fund	31

Notes to Financial Statements

(Unaudited) continued

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1.50% of the average daily net assets of the Fund.

PI has contractually agreed until June 30, 2013 to waive a portion of their management fee and/or reimburse the Fund in order to limit operating expenses

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(excluding distribution and service (12b-1) fees, dividend expenses related to short sales, taxes, interest, brokerage commissions and certain extraordinary expenses) to each class of shares to not exceed 1.60% of the Fund’s daily average net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Funds’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75%, of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such expenses to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received $9,141 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2012. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2012, it received $4,921 and $2,047 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Jennison Market Neutral Fund	33

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of investment securities, excluding short-term investments, for the six months ended August 31, 2012, were $20,163,235 and $33,134,512, respectively. Portfolio securities short sales and purchases to cover were $109,438,647 and $125,888,021, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$65,508,841	$7,356,184	$(1,946,913)	$5,409,271

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales. Other cost basis adjustments are primarily attributable to securities sold short as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended February 29, 2012 (“post-enactment losses”) for an unlimited period. Post enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years beginning before February 29, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund utilized approximately $23,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended February 29, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of February 29, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$—

Pre-Enactment Losses:
Expiring 2019	$315,000

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The Fund elected to treat post-October capital losses of approximately $3,020,000 and certain late-year ordinary income losses of approximately $361,000 as having been incurred in the fiscal year ending February 28, 2013.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A shares or Class C shares to Class Z shares and Class Z shares to Class A shares of the Fund. Class C shares are sold with a CDSC of 1% during the first 12 months. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

Prudential Jennison Market Neutral Fund	35

Notes to Financial Statements

(Unaudited) continued

At August 31, 2012, 102.7 shares of Class R were owned by Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2012:
Shares sold	100,381	$951,220
Shares reacquired	(753,787)	(7,238,580)

Net increase (decrease) in shares outstanding before conversion	(653,406)	(6,287,360)
Shares issued upon conversion from Class B and Class Z	12,255	118,830

Net increase (decrease) in shares outstanding	(641,151)	$(6,168,530)

Year ended February 29, 2012:
Shares sold	1,077,057	$10,593,460
Shares reacquired	(2,383,562)	(23,366,219)

Net increase (decrease) in shares outstanding before conversion	(1,306,505)	(12,772,759)
Shares issued upon conversion from Class B and Class Z	5,282	52,113
Shares reacquired upon conversion into Class Z	(649,634)	(6,514,923)

Net increase (decrease) in shares outstanding	(1,950,857)	$(19,235,569)

Class B
Six months ended August 31, 2012:
Shares sold	15,108	$141,478
Shares reacquired	(41,514)	(386,213)

Net increase (decrease) in shares outstanding before conversion	(26,406)	(244,735)
Shares reacquired upon conversion into Class A	(521)	(4,838)

Net increase (decrease) in shares outstanding	(26,927)	$(249,573)

Year ended February 29, 2012:
Shares sold	66,173	$646,635
Shares reacquired	(37,431)	(361,303)

Net increase (decrease) in shares outstanding before conversion	28,742	285,332
Shares reacquired upon conversion into Class A	(1,615)	(15,577)

Net increase (decrease) in shares outstanding	27,127	$269,755

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Class C	Shares	Amount
Six months ended August 31, 2012:
Shares sold	83,237	$780,316
Shares reacquired	(404,311)	(3,770,142)

Net increase (decrease) in shares outstanding before conversion	(321,074)	(2,989,826)
Shares reacquired upon conversion into Class Z	(25,126)	(228,392)

Net increase (decrease) in shares outstanding	(346,200)	$(3,218,218)

Year ended February 29, 2012:
Shares sold	713,260	$6,945,269
Shares reacquired	(1,056,310)	(10,313,504)

Net increase (decrease) in shares outstanding before conversion	(343,050)	(3,368,235)
Shares reacquired upon conversion into Class Z	(12,175)	(118,996)

Net increase (decrease) in shares outstanding	(355,225)	$(3,487,231)

Class R
Six months ended August 31, 2012:
Shares sold	—	$—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	—	$—

Period ended February 29, 2012*:
Shares sold	102.7	$1,000

Net increase (decrease) in shares outstanding	102.7	$1,000

Class Z
Six months ended August 31, 2012:
Shares sold	1,045,986	$10,037,292
Shares reacquired	(1,615,057)	(15,451,360)

Net increase (decrease) in shares outstanding before conversion	(569,071)	(5,414,068)
Shares issued upon conversion from Class C	24,558	228,392
Shares reacquired upon conversion into Class A	(11,682)	(113,992)

Net increase (decrease) in shares outstanding	(556,195)	$(5,299,668)

Year ended February 29, 2012:
Shares sold	3,697,865	$36,545,724
Shares reacquired	(5,115,213)	(50,136,571)

Net increase (decrease) in shares outstanding before conversion	(1,417,348)	(13,590,847)
Shares issued upon conversion from Class A and Class C	659,671	6,633,919
Shares reacquired upon conversion into Class A	(3,670)	(36,536)

Net increase (decrease) in shares outstanding	(761,347)	$(6,993,464)

*	Commenced offering on May 2, 2011.

Prudential Jennison Market Neutral Fund	37

Notes to Financial Statements

(Unaudited) continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period December 16, 2011 through December 14, 2012. The Funds pay an annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to December 16, 2011, the Funds had another SCA of a $750 million commitment with an annualized commitment fee of 0.10% of the unused portion. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended August 31, 2012.

Note 8. New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 29,	April 23, 2010 through(a) February 28,
	2012		2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.84		$9.71	$10.00
Income (loss) from investment operations:
Net investment loss	(.14)		(.27)	(.22)
Net realized and unrealized gain (loss) on investment, short sale and foreign currency transactions	(.35)		.40	(.07)
Total from investment operations	(.49)		.13	(.29)
Net asset value, end of period	$9.35		$9.84	$9.71
Total Return(c):	(4.98)%		1.34%	(2.90)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,284		$20,287	$38,979
Average net assets (000)	$15,913		$28,703	$25,708
Ratios to average net assets(d)(e)(f):
Expenses, including distribution and service (12b-1) fees	3.83%	(g)	3.76%	3.58%	(g)
Expenses, excluding distribution and service (12b-1) fees	3.58%	(g)	3.51%	3.33%	(g)
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.60%	(g)	1.60%	1.60%	(g)
Net investment loss	(2.88)%	(g)	(2.81)%	(2.62)%	(g)
Portfolio turnover rate	97%	(h)	236%	236%	(h)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(f) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment loss ratios would have been 4.18% and (3.23)%, respectively, for the six months ended August 31, 2012, 4.02% and (3.07)%, respectively, for the year ended February 29, 2012 and 3.92% and (2.96)%, respectively, for the period ended February 28, 2011.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	39

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended August 31,		Year Ended February 29,	April 23, 2010(a) through February 28,
	2012		2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.70		$9.65	$10.00
Income (loss) from investment operations:
Net investment loss	(.17)		(.35)	(.28)
Net realized and unrealized gain (loss) on investment, short sale and foreign currency transactions	(.34)		.40	(.07)
Total from investment operations	(.51)		.05	(.35)
Net asset value, end of period	$9.19		$9.70	$9.65
Total Return(c):	(5.36)%		.52%	(3.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,954		$2,325	$2,051
Average net assets (000)	$2,121		$2,272	$1,190
Ratios to average net assets(d)(e):
Expenses, including distribution and service (12b-1) fees	4.58%	(f)	4.51%	4.33%	(f)
Expenses, excluding distribution and service (12b-1) fees	3.58%	(f)	3.51%	3.33%	(f)
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.60%	(f)	1.60%	1.60%	(f)
Net investment loss	(3.63)%	(f)	(3.56)%	(3.37)%	(f)
Portfolio turnover rate	97%	(g)	236%	236%	(g)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d)	Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment loss ratios would have been 4.93% and (3.98)%, respectively, for the six months ended August 31, 2012, 4.77% and (3.82)%, respectively, for the year ended February 29, 2012 and 4.67% and (3.71)%, respectively, for the period ended February 28, 2011.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended August 31,		Year Ended February 29,	April 23, 2010(a) through February 28,
	2012		2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.70		$9.65	$10.00
Income (loss) from investment operations:
Net investment loss	(.17)		(.35)	(.28)
Net realized and unrealized gain (loss) on investment, short sale and foreign currency transactions	(.35)		.40	(.07)
Total from investment operations	(.52)		.05	(.35)
Net asset value, end of period	$9.18		$9.70	$9.65
Total Return(c):	(5.36)%		.52%	(3.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,613		$16,681	$20,024
Average net assets (000)	$14,776		$19,278	$11,469
Ratios to average net assets(d)(e):
Expenses, including distribution and service (12b-1) fees	4.58%	(f)	4.51%	4.33%	(f)
Expenses, excluding distribution and service (12b-1) fees	3.58%	(f)	3.51%	3.33%	(f)
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.60%	(f)	1.60%	1.60%	(f)
Net investment loss	(3.62)%	(f)	(3.56)%	(3.37)%	(f)
Portfolio turnover rate	97%	(g)	236%	236%	(g)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment loss ratios would have been 4.93% and (3.97)%, respectively, for the six months ended August 31, 2012, 4.77% and (3.82)%, respectively, for the year ended February 29, 2012 and 4.67% and (3.71)%, respectively, for the period ended February 28, 2011.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	41

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended August 31,		May 2, 2011(a) through February 29,
	2012		2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.83		$9.74
Income (loss) from investment operations:
Net investment loss	(.15)		(.25)
Net realized and unrealized gain (loss) on investment, short sale and foreign currency transactions	(.35)		.34
Total from investment operations	(.50)		.09
Net asset value, end of period	$9.33		$9.83
Total Return(c):	(5.09)%		.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1		$1
Average net assets (000)	$1		$1
Ratios to average net assets(d)(e)(f):
Expenses, including distribution and service (12b-1) fees	4.08%	(g)	4.01%	(g)
Expenses, excluding distribution and service (12b-1) fees	3.58%	(g)	3.51%	(g)
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.60%	(g)	1.60%	(g)
Net investment loss	(3.10)%	(g)	(3.05)%	(g)
Portfolio turnover rate	97%	(h)	236%	(h)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the annualized expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 4.43% and (3.45)%, respectively, for the six months ended August 31, 2012 and 4.27% and (3.31)%, respectively, for the period ended February 29, 2012.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended August 31,		Year Ended February 29,	April 23, 2010(a) through February 28,
	2012		2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$9.88		$9.73	$10.00
Income (loss) from investment operations:
Net investment loss	(.13)		(.25)	(.20)
Net realized and unrealized gain (loss) on investment, short sale and foreign currency transactions	(.35)		.40	(.07)
Total from investment operations	(.48)		.15	(.27)
Net asset value, end of period	$9.40		$9.88	$9.73
Total Return(c):	(4.86)%		1.54%	(2.70)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$42,669		$50,340	$56,993
Average net assets (000)	$46,248		$49,335	$52,147
Ratios to average net assets(d)(e):
Expenses, including distribution and service (12b-1) fees	3.58%	(f)	3.51%	3.33%	(f)
Expenses, excluding distribution and service (12b-1) fees	3.58%	(f)	3.51%	3.33%	(f)
Expenses, excluding distribution and service (12b-1) fees, dividend expense on short positions and broker fees and expenses on short sales	1.60%	(f)	1 .60%	1.60%	(f)
Net investment loss	(2.62)%	(f)	(2.56)%	(2.37)%	(f)
Portfolio turnover rate	97%	(g)	236%	236%	(g)

(a) Commencement of operations.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment loss ratios would have been 3.93% and (2.97)% respectively, for the six months ended August 31, 2012, 3.77% and (2.82)%, for the year ended February 29, 2012 and 3.67% and (2.71)%, respectively, for the period ended February 28, 2011.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	43

Approval of Advisory Agreements (Unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison Market Neutral Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Jennison Market Neutral Fund is a series of Prudential Investment Portfolios 3.

Prudential Jennison Market Neutral Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of the Jennison portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PI and Jennison. The Board noted that Jennison is affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI exceeded the management fees received by PI, resulting in an operating loss to PI. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the

Prudential Jennison Market Neutral Fund

Approval of Advisory Agreements (continued)

Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2011.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2011. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Equity Market-Neutral Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile
•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board accepted PI’s recommendation to continue the existing expense cap of 1.60% (exclusive of 12b-1 fees and certain other fees) through June 30, 2013.
•	The Board noted information provided by PI indicating that the Fund’s fourth quartile expense ranking was only 13 basis points higher than the median expenses for funds included in the Peer Group.
•

The Board concluded that, in light of the Fund’s recent inception date and competitive performance against its benchmark, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Jennison Market Neutral Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS

Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President •

Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Market Neutral Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON MARKET NEUTRAL FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PJNAX	PJNBX	PJNCX	PJNRX	PJNZX
CUSIP	74440K850	74440K843	74440K835	74440K769	74440K827

MF206E2    0232881-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL REAL ASSETS FUND

SEMIANNUAL REPORT • AUGUST 31, 2012

Fund Type

Real Assets

Objective

Long-term real return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2012, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 15, 2012

Dear Shareholder:

We hope you find the semiannual report for the Prudential Real Assets Fund informative and useful. The report covers performance for the six-month period that ended August 31, 2012.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Real Assets Fund

* Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Real Assets Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.80%; Class B, 2.50%; Class C, 2.50%; Class Z, 1.50%. Net operating expenses: Class A, 1.62%; Class B, 2.37%; Class C, 2.37%; Class Z, 1.37%, after contractual reduction through 6/30/2013.

Cumulative Total Returns (Without Sales Charges) as of 8/31/12
	Six Months	One Year	Since Inception
Class A	1.36%	3.15%	5.72% (12/30/10)
Class B	0.87	2.31	4.42 (12/30/10)
Class C	0.97	2.41	4.42 (12/30/10)
Class Z	1.48	3.49	6.22 (12/30/10)
Customized Blend Index	3.26	3.38	7.13
Barclays U.S. TIPS Index	3.68	8.29	20.04
Lipper Flexible Portfolio Funds Average	0.23	5.18	5.41

Average Annual Total Returns (With Sales Charges) as of 9/30/12
	One Year	Since Inception
Class A	5.05%	0.76% (12/30/10)
Class B	5.29	1.09 (12/30/10)
Class C	9.30	3.28 (12/30/10)
Class Z	11.41	4.34 (12/30/10)
Customized Blend Index	14.99	4.86
Barclays U.S. TIPS Index	9.10	11.33
Lipper Flexible Portfolio Funds Average	13.14	3.87

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and a 12b-1 fee of 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares are subject to a declining

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CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years, respectively, after the purchase and a 12b-1 fee of 1.00%. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a 12b-1 fee of 1% and a CDSC of 1% for shares sold within 12 months from the date of purchase. Class Z shares are not subject to a 12b-1 fee or a CDSC. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without a waiver of fees and/or expense reimbursement, the Fund’s returns would have been lower.

Benchmark Definitions

Customized Blend Index

The Customized Blend Index (Customized Blend) is a benchmark for the Prudential Real Assets Fund. It is a model portfolio consisting of the Dow Jones-UBS Commodity Index (33.3%), Morgan Stanley Capital International (MSCI) World Real Estate Net Dividend (ND) Index (33.3%) and Barclays U.S. TIPS Index (33.3%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund or taxes. The Dow Jones-UBS Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME). The MSCI World Real Estate Index is a sub-index of the MSCI World Index and represents only securities in the GICS Real Estate Industry Group.

Barclays U.S. TIPS Index

The Barclays U.S. Treasury Inflation-Protected Securities Index (TIPS Index) is an unmanaged index that consists of inflation-protected securities issued by the U.S. Treasury.

Lipper Flexible Portfolio Funds Average

Funds in the Lipper Flexible Portfolio Funds Average (Lipper Average) allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/12
Prudential Jennison Utility Fund (Class Z), Affiliated Mutual Funds	15.5%
Prudential US Real Estate Fund (Class Z), Affiliated Mutual Funds	10.3
Prudential International Real Estate Fund (Class Z), Affiliated Mutual Funds	8.6
U.S. Treasury Inflationary Indexed Bonds, TIPS, 0.125%, 04/15/16 - 07/15/22, U.S. Treasury Obligations	5.9
U.S. Treasury Inflationary Indexed Bonds, TIPS, 2.00%, 01/15/14 - 01/15/26, U.S. Treasury Obligations	4.7

Holdings reflect only long-term investments and are subject to change.

Prudential Real Assets Fund	3

Your Fund’s Performance (continued)

Allocations expressed as a percentage of net assets as of 8/31/12
Affiliated Mutual Funds	38.4%
U.S. Treasury Obligations	37.3
Common Stocks	0.7

Allocations reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2012, at the beginning of the period, and held through the six-month period ended August 31, 2012. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Prudential Real Assets Fund	5

Fees and Expenses (continued)

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Real Assets Fund		Beginning Account Value March 1, 2012	Ending Account Value August 31, 2012	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,013.60	1.62%	$8.22
	Hypothetical	$1,000.00	$1,017.04	1.62%	$8.24

Class B	Actual	$1,000.00	$1,008.70	2.37%	$12.00
	Hypothetical	$1,000.00	$1,013.26	2.37%	$12.03

Class C	Actual	$1,000.00	$1,009.70	2.37%	$12.01
	Hypothetical	$1,000.00	$1,013.26	2.37%	$12.03

Class Z	Actual	$1,000.00	$1,014.80	1.37%	$6.96
	Hypothetical	$1,000.00	$1,018.30	1.37%	$6.97

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2012, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2013 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying Funds in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

Consolidated Portfolio of Investments

as of August 31, 2012 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS—76.4%
AFFILIATED MUTUAL FUNDS—38.4%
624,458	Prudential International Real Estate Fund (Class Z)	$5,994,794
62,214	Prudential Jennison Natural Resources Fund, Inc. (Class Q)*	2,853,748
924,564	Prudential Jennison Utility Fund (Class Z)	10,798,910
582,619	Prudential US Real Estate Fund (Class Z)	7,183,692

	TOTAL AFFILIATED MUTUAL FUNDS (cost $24,437,244)(w)	26,831,144

COMMON STOCKS—0.7%

Metals & Mining
1,000	Agnico-Eagle Mines Ltd. (Canada)	48,320
900	AngloGold Ashanti Ltd., ADR (South Africa)	28,710
1,900	Barrick Gold Corp. (Canada)	73,188
1,300	Cia de Minas Buenaventura SA, ADR (Peru)	45,058
2,350	Gold Fields Ltd., ADR (South Africa)	28,952
1,250	Goldcorp, Inc. (Canada)	51,388
5,100	Harmony Gold Mining Co. Ltd., ADR (South Africa)	43,554
12,200	Hecla Mining Co.	66,002
4,150	Kinross Gold Corp. (Canada)	36,935
700	Newmont Mining Corp.	35,476
650	Randgold Resources Ltd., ADR (United Kingdom)	66,930

	TOTAL COMMON STOCKS (cost $497,349)	524,513

Principal Amount (000)#
U.S. TREASURY OBLIGATIONS—37.3%
	U.S. Treasury Inflationary Indexed Bonds, TIPS
$3,800	0.125%, 04/15/16 - 07/15/22	4,149,195
665	0.50%, 04/15/15	739,143
1,130	0.625%, 07/15/21	1,302,130
490	0.75%, 02/15/42	542,943
1,050	1.125%, 01/15/21	1,287,849
1,350	1.25%, 04/15/14 - 07/15/20	1,624,826
960	1.375%, 07/15/18 - 01/15/20	1,198,262
1,150	1.625%, 01/15/15 - 01/15/18	1,473,347
410	1.75%, 01/15/28	576,215
965	1.875%, 07/15/15 - 07/15/19	1,256,155
2,465	2.00%, 01/15/14 - 01/15/26	3,310,203
1,315	2.125%, 01/15/19 - 02/15/41	1,909,291

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	7

Consolidated Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)

U.S. TREASURY OBLIGATIONS (Continued)
$1,645	2.375%, 01/15/17 - 01/15/27	$2,492,479
950	2.50%, 07/15/16 - 01/15/29	1,338,495
360	2.625%, 07/15/17	480,116
140	3.375%, 04/15/32	298,632
415	3.625%, 04/15/28	928,197
485	3.875%, 04/15/29	1,116,702

	TOTAL U.S. TREASURY OBLIGATIONS (cost $23,753,155)	26,024,180

	TOTAL LONG-TERM INVESTMENTS (cost $48,687,748)	53,379,837

SHORT-TERM INVESTMENTS—15.4%

U.S. TREASURY OBLIGATIONS(k)(n)—13.3%
	U.S. Treasury Bills
600	0.05%, 09/20/12(p)	599,983
200	0.08%, 09/20/12	199,994
8,500	0.08%, 10/18/12(p)	8,499,170

	TOTAL U.S. TREASURY OBLIGATIONS (cost $9,299,140)	9,299,147

Shares
AFFILIATED MONEY MARKET MUTUAL FUND—2.1%
1,451,440	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,451,440)(w)	1,451,440

	TOTAL SHORT-TERM INVESTMENTS (cost $10,750,580)	10,750,587

	TOTAL INVESTMENTS—91.8% (cost $59,438,328; Note 5)	64,130,424
	Other assets in excess of liabilities(x)—8.2%	5,698,895

	NET ASSETS—100.0%	$69,829,319

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

See Notes to Consolidated Financial Statements.

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(n)	Rates shown are the effective yields at purchase date.
(p)	Represents security held in the Cayman Subsidiary.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at August 31, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2012	Unrealized Appreciation(1)
	Long Position:
3	CBOE Volatility Index	Dec. 2012	$70,770	$71,400	$630

(1)	U.S. Treasury Obligation with a market value of $199,994 has been segregated to cover requirements for open futures contracts as of August 31, 2012.

Commodity futures contracts open at August 31, 2012(2):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2012	Unrealized Appreciation (Depreciation)(3)
	Long Positions:
5	Brent Crude	Nov. 2012	$529,160	$570,250	$41,090
2	Coffee ‘C’	Dec. 2012	135,731	123,562	(12,169)
1	Coffee ‘C’	Mar. 2013	67,744	63,169	(4,575)
4	Copper	Dec. 2012	341,925	345,700	3,775
1	Copper	Jul. 2013	86,463	86,888	425
19	Corn	Dec. 2012	766,863	759,763	(7,100)
3	Corn	Mar. 2013	110,812	120,300	9,488
3	Cotton No. 2	Dec. 2012	106,780	115,890	9,110
1	Cotton No. 2	May 2013	38,825	39,330	505
3	Gasoline RBOB	Nov. 2012	345,118	363,447	18,329
39	Gold 100 OZ	Dec. 2012	6,321,587	6,581,640	260,053
2	Heating Oil	Nov. 2012	257,384	267,002	9,618
3	Lean Hogs	Oct. 2012	98,570	89,010	(9,560)
1	Lean Hogs	Dec. 2012	28,450	28,960	510
1	Lean Hogs	Jul. 2013	37,560	39,910	2,350
3	Live Cattle	Oct. 2012	146,070	151,230	5,160
2	Live Cattle	Dec. 2012	102,120	102,920	800
2	Live Cattle	Jun. 2013	103,280	105,900	2,620
1	LME Nickel	Sep. 2012	103,830	95,454	(8,376)

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	9

Consolidated Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2012	Unrealized Appreciation (Depreciation)(3)
	Long Positions (cont’d.):
4	LME Nickel	Oct. 2012	$443,502	$382,320	$(61,182)
1	LME Nickel	Nov. 2012	93,036	95,694	2,658
1	LME Nickel	Apr. 2013	100,314	96,282	(4,032)
1	LME Nickel	May 2013	103,032	96,396	(6,636)
1	LME Nickel	Jun. 2013	97,200	96,504	(696)
6	LME PRI Aluminum	Sep. 2012	296,656	283,612	(13,044)
6	LME PRI Aluminum	Oct. 2012	334,632	283,087	(51,545)
5	LME PRI Aluminum	Nov. 2012	237,119	237,594	475
5	LME PRI Aluminum	Dec. 2012	286,269	238,438	(47,831)
6	LME PRI Aluminum	Jan. 2013	292,213	287,063	(5,150)
3	LME PRI Aluminum	Mar. 2013	151,206	144,863	(6,343)
3	LME PRI Aluminum	May 2013	158,200	146,006	(12,194)
3	LME Zinc	Sep. 2012	142,107	136,557	(5,550)
10	LME Zinc	Oct. 2012	513,363	457,563	(55,800)
3	LME Zinc	Nov. 2012	138,994	137,925	(1,069)
6	LME Zinc	Dec. 2012	300,200	276,750	(23,450)
1	LME Zinc	Jun. 2013	47,325	46,850	(475)
15	Natural Gas	Nov. 2012	464,340	444,450	(19,890)
9	Natural Gas	Jun. 2013	318,970	309,060	(9,910)
2	Silver	Dec. 2012	281,670	314,420	32,750
11	Soybean	Nov. 2012	822,889	966,075	143,186
2	Soybean	Jan. 2013	132,475	175,100	42,625
8	Soybean Oil	Dec. 2012	262,380	273,984	11,604
3	Soybean Oil	May 2013	98,952	103,032	4,080
12	Sugar #11 (World)	Oct. 2012	271,566	265,843	(5,723)
15	Wheat	Dec. 2012	603,662	667,125	63,463
4	WTI Crude	Nov. 2012	375,520	387,040	11,520
3	WTI Crude	Aug. 2013	289,730	292,710	2,980

					306,874

	Short Positions:
1	LME Nickel	Sep. 2012	92,772	95,454	(2,682)
4	LME Nickel	Oct. 2012	424,566	382,320	42,246
1	LME Nickel	Apr. 2013	97,050	96,282	768
1	LME Nickel	May 2013	100,386	96,396	3,990
6	LME PRI Aluminum	Sep. 2012	281,676	283,614	(1,938)
6	LME PRI Aluminum	Oct. 2012	350,856	283,087	67,769
5	LME PRI Aluminum	Dec. 2012	277,163	238,438	38,725
1	LME PRI Aluminum	Jan. 2013	52,844	47,844	5,000
3	LME PRI Aluminum	Mar. 2013	147,851	144,863	2,988
3	LME PRI Aluminum	May 2013	155,963	146,007	9,956

See Notes to Consolidated Financial Statements.

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Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2012	Unrealized Appreciation (Depreciation)(3)
	Short Positions (cont’d.):
3	LME Zinc	Sep. 2012	$138,081	$136,556	$1,525
10	LME Zinc	Oct. 2012	497,036	457,563	39,473
6	LME Zinc	Dec. 2012	287,169	276,750	10,419

					218,239

					$525,113

(2)	Represents positions held in the Cayman Subsidiary.
(3)	U.S. Treasury Obligations with a market value of $2,099,837 have been segregated to cover requirements for open futures contracts as of August 31, 2012. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of August 31, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$28,282,584	$—	$—
Common Stocks	524,513	—	—
U.S. Treasury Obligations	—	35,323,327	—
Other Financial Instruments*
Futures	525,743	—	—

Total	$29,332,840	$35,323,327	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	11

Consolidated Portfolio of Investments

as of August 31, 2012 (Unaudited) continued

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2012 were as follows:

Investment Type
U.S. Treasury Obligations	50.6%
Affiliated Mutual Funds	40.5
Common Stocks	0.7

91.8
Other assets in excess of liabilities	8.2

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and commodity risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2012 as presented in the Consolidated Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from broker—variation margin	$630	*	—	$—
Commodity contracts	Due from broker—variation margin	902,033	*	Due from broker—variation margin	376,920	*

Total		$902,663			$376,920

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Consolidated Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

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The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended August 31, 2012 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(68,541)
Commodity contracts	(546,654)

Total	$(615,195)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$9,480
Commodity contracts	366,445

Total	$375,925

For the six months ended August 31, 2012, the Fund’s average value at trade date for futures long position was $17,103,104 and for futures short position was $2,363,828.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	13

Consolidated Statement of Assets and Liabilities

as of August 31, 2012 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $33,549,644)	$35,847,840
Affiliated investments (cost $25,888,684)	28,282,584
Cash	5,798,017
Receivable for investments sold	344,244
Due from broker-variation margin	154,893
Receivable for Fund shares sold	75,294
Dividends and interest receivable	62,390
Prepaid expenses	803

Total assets	70,566,065

Liabilities
Payable for investments purchased	509,636
Payable for Fund shares reacquired	112,312
Accrued expenses	70,975
Management fee payable	35,271
Distribution fee payable	7,512
Affiliated transfer agent fee payable	1,040

Total liabilities	736,746

Net Assets	$69,829,319

Net assets were comprised of:
Shares of beneficial interest, at par	$6,689
Paid-in capital in excess of par	66,771,311

66,778,000
Undistributed net investment income	34,190
Accumulated net realized loss on investment transactions	(2,200,710)
Net unrealized appreciation on investments	5,217,839

Net assets, August 31, 2012	$69,829,319

See Notes to Consolidated Financial Statements.

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Class A:
Net asset value and redemption price per share ($13,742,265 ÷ 1,317,568 shares of beneficial interest issued and outstanding)	$10.43
Maximum sales charge (5.50% of offering price)	.61

Maximum offering price to public	$11.04

Class B:
Net asset value, offering price and redemption price per share ($1,438,859 ÷ 138,551 shares of beneficial interest issued and outstanding)	$10.39

Class C:
Net asset value, offering price and redemption price per share ($4,077,757 ÷ 392,850 shares of beneficial interest issued and outstanding)	$10.38

Class Z:
Net asset value, offering price and redemption price per share ($50,570,438 ÷ 4,839,845 shares of beneficial interest issued and outstanding)	$10.45

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	15

Consolidated Statement of Operations

Six Months Ended August 31, 2012 (Unaudited)

Net Investment Income
Income
Interest income	$439,898
Affiliated dividend income	144,153
Unaffiliated dividend income (net of foreign withholding taxes of $429)	7,190

Total income	591,241

Expenses
Management fee	248,984
Distribution fee—Class A	16,610
Distribution fee—Class B	6,444
Distribution fee—Class C	19,446
Custodian’s fees and expenses	36,000
Audit fee	23,000
Registration fees	23,000
Transfer agent’s fees and expenses (including affiliated expense of $3,400) (Note 3)	16,000
Legal fees and expenses	13,000
Reports to shareholders	13,000
Trustees’ fees	5,000
Miscellaneous	12,683

Total expenses	433,167
Advisory fee waiver (Note 2)	(45,414)

Net expenses	387,753

Net investment income	203,488

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized loss on:
Investment transactions (including affiliated $(145,144))	(183,621)
Futures transactions	(615,195)

(798,816)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $892,452)	1,221,418
Futures	375,925

1,597,343

Net gain on investments	798,527

Net Increase In Net Assets Resulting From Operations	$1,002,015

See Notes to Consolidated Financial Statements.

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Consolidated Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2012	Year Ended February 29, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$203,488	$235,607
Net realized loss on investment transactions	(798,816)	(1,089,890)
Net change in unrealized appreciation (depreciation) on investments	1,597,343	2,766,712

Net increase in net assets resulting from operations	1,002,015	1,912,429

Dividends from net investment income (Note 1)
Class A	—	(140,831)
Class B	—	(4,124)
Class C	—	(16,441)
Class Z	(13,488)	(736,752)

	(13,488)	(898,148)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	6,027,385	26,678,052
Net asset value of shares issued in reinvestment of dividends and distributions	13,373	857,335
Cost of shares reacquired	(4,256,976)	(4,181,665)

Net increase in net assets resulting from Fund share transactions	1,783,782	23,353,722

Total increase	2,772,309	24,368,003

Net Assets
Beginning of period	67,057,010	42,689,007

End of period(a)	$69,829,319	$67,057,010

(a) Includes undistributed net investment income of:	$34,190	$—

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	17

Notes to Consolidated Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust was established on January 28, 2000, as a Delaware Business Trust. The Trust operates as a series company. At August 31, 2012, the Trust consisted of four investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential Strategic Value Fund, Prudential Jennison Market Neutral Fund and Prudential Real Assets Fund. The information presented in these consolidated financial statements pertains to Prudential Real Assets Fund (the “Fund”), a non-diversified series of the Trust. The Fund commenced investment operations on December 30, 2010. The investment objective of the Fund is to seek long-term real return.

The Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary.

The Subsidiary commenced operations on January 3, 2011. The Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or

18	Visit our website at www.prudentialfunds.com

Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Fund.

The Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance to recent Commodity Futures Trading Commission rule amendments.

As of August 31, 2012, the Fund held $15,041,968 in the Subsidiary, representing 21.5% of the Fund’s net assets.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of these consolidated financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to the Manager through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used

Prudential Real Assets Fund	19

Notes to Consolidated Financial Statements

(Unaudited) continued

as described in the table following the Fund’s Consolidated Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates,

20	Visit our website at www.prudentialfunds.com

and cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Real Assets Fund	21

Notes to Consolidated Financial Statements

(Unaudited) continued

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities

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held by the Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs) and in ETFs whose returns are linked to commodities or commodity indices within the limits of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Inflation-Protected Securities: The Fund may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund

Prudential Real Assets Fund	23

Notes to Consolidated Financial Statements

(Unaudited) continued

each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Consolidated Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally

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accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. PI has entered into subadvisory agreements with Quantitative Management Associates LLC (“QMA”), Prudential Investment Management, Inc. (“PIM”) and CoreCommodity Management, LLC (“CoreCommodity”), each a Subadviser and together, the Subadvisers. The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60% of the average daily net assets of the Fund.

The Subsidiary has entered into a separate management agreement with PI whereby PI provides advisory and other services to the Subsidiary substantially similar to the services provided by PI to the Fund as discussed above. In consideration for these services, the Subsidiary will pay the Manager a monthly fee at the annual rate of .60%

Prudential Real Assets Fund	25

Notes to Consolidated Financial Statements

(Unaudited) continued

of the average daily net assets of the Subsidiary. PI has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. PI also had entered into two separate Subadvisory Agreements with QMA and CoreCommodity relating to the Subsidiary.

PI has contractually agreed to limit net annual fund operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses) of each class of shares to 1.50% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, B, and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $25,739 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2012. From these fees, PIMS paid such sales charges to broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2012, it received $1,829 and $636 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PIMS, QMA, PIM, and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Consolidated Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2012, aggregated $13,537,593 and $10,072,847, respectively. United States government securities represent $6,130,210 and $6,278,367 of those purchases and sales, respectively.

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended August 31, 2012 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Prudential International Real Estate Fund (Class Z)	$3,863,287	$2,425,000	$450,000	$—	$5,994,794
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	3,094,429	725,000	500,000	—	2,853,748
Prudential Jennison Utility Fund (Class Z)	9,913,313	1,126,457	650,000	126,458	10,798,910
Prudential US Real Estate Fund (Class Z)	5,271,226	2,540,124	1,275,000	15,123	7,183,692

	$22,142,255	$6,816,581	$2,875,000	$141,581	$26,831,144

Prudential Real Assets Fund	27

Notes to Consolidated Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$60,600,575	$4,605,759	$(1,075,910)	$3,529,849

The difference between book basis and tax basis was attributable to deferred losses on wash sales and the tax treatment of the investment in the Subsidiary as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 29, 2012 of approximately $54,000. Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses for an unlimited period. Additionally, these capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund utilized approximately $55,000 of its capital losses to offset net taxable gains realized in the fiscal year ended February 29, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $195,000 and certain late-year ordinary income losses of approximately $150,000 as having been incurred in the fiscal year ending February 28, 2013.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Fund offers Class A, Class B, Class C, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of August 31, 2012, Prudential owned 101 Class A shares, 101 Class B shares, 101 Class C shares and 4,065,828 Class Z shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six Months ended August 31, 2012:
Shares sold	308,262	$3,123,629
Shares reacquired	(237,044)	(2,418,640)

Net increase (decrease) in shares outstanding before conversion	71,218	704,989
Shares issued upon conversion from Class B	2,932	29,480

Net increase (decrease) in shares outstanding	74,150	$734,469

Year ended February 29, 2012:
Shares sold	1,355,192	$13,708,751
Shares issued in reinvestment of dividends and distributions	10,922	108,367
Shares reacquired	(203,844)	(2,048,242)

Net increase (decrease) in shares outstanding before conversion	1,162,270	11,768,876
Shares issued upon conversion from Class B	3,160	31,785

Net increase (decrease) in shares outstanding	1,165,430	$11,800,661

Prudential Real Assets Fund	29

Notes to Consolidated Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six Months ended August 31, 2012:
Shares sold	48,366	$489,381
Shares reacquired	(7,508)	(76,687)

Net increase (decrease) in shares outstanding before conversion	40,858	412,694
Shares reaquired upon conversion into Class A	(2,938)	(29,480)

Net increase (decrease) in shares outstanding	37,920	$383,214

Year ended February 29, 2012:
Shares sold	108,238	$1,094,158
Shares issued in reinvestment of dividends and distributions	336	3,333
Shares reacquired	(12,199)	(121,739)

Net increase (decrease) in shares outstanding before conversion	96,375	975,752
Shares reacquired upon conversion into Class A	(3,168)	(31,785)

Net increase (decrease) in shares outstanding	93,207	$943,967

Class C
Six Months ended August 31, 2012:
Shares sold	48,131	$490,186
Shares reacquired	(30,346)	(305,874)

Net increase (decrease) in shares outstanding	17,785	$184,312

Year ended February 29, 2012:
Shares sold	351,442	$3,538,630
Shares issued in reinvestment of dividends and distributions	1,580	15,691
Shares reacquired	(32,001)	(318,416)

Net increase (decrease) in shares outstanding	321,021	$3,235,905

Class Z
Six Months ended August 31, 2012:
Shares sold	188,982	$1,924,189
Shares issued in reinvestment of dividends and distributions	1,348	13,373
Shares reacquired	(143,919)	(1,455,775)

Net increase (decrease) in shares outstanding	46,411	$481,787

Year ended February 29, 2012:
Shares sold	834,213	$8,336,513
Shares issued in reinvestment of dividends and distributions	73,487	729,944
Shares reacquired	(167,394)	(1,693,268)

Net increase (decrease) in shares outstanding	740,306	$7,373,189

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Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Companies”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million through December 14, 2012. The Companies pay an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The Fund did not utilize the SCA during the six months ended August 31, 2012.

Note 8. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

Prudential Real Assets Fund	31

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31, 2012(b)		Year Ended February 29, 2012(b)		December 30, 2010(e) through February 28, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.29		$10.18		$10.00
Income (loss) from investment operations:
Net investment income (loss)	.02		.01		(.01)
Net realized and unrealized gain on investments	.12		.24		.19
Total from investment operations	.14		.25		.18
Less Dividends and Distributions:
Dividends from net investment income	-		(.14)		-
Total dividends and distributions	-		(.14)		-
Net asset value, end of period	$10.43		$10.29		$10.18
Total Return(a):	1.36%		2.46%		1.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,742		$12,796		$794
Average net assets (000)	$13,179		$9,183		$115
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.27%	(f)(h)	1.46%	(h)	1.45%	(f)(h)
Expenses, excluding distribution and service (12b-1) fees	1.02%	(f)(h)	1.21%	(h)	1.20%	(f)(h)
Net investment income (loss)	.46%	(f)(h)	.09%	(h)	(.42)%	(f)(h)
Portfolio turnover rate	20%	(g)	52%		4%	(g)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Commencement of operations.

(f) Annualized.

(g) Not annualized.

(h) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees, and net investment income (loss) ratio would have been 1.40%, 1.15%, and .33%, respectively, for the six months ended August 31, 2012, 1.79%, 1.54% and (.24)%, respectively, for the year ended February 29, 2012 and 4.93%, 4.68% and (3.90)% respectively, for the period ended February 28, 2011.

See Notes to Consolidated Financial Statements.

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Class B Shares
	Six Months Ended August 31, 2012(b)		Year Ended February 29, 2012(b)		December 30, 2010(d) through February 28, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.29		$10.17		$10.00
Income (loss) from investment operations:
Net investment loss	(.02)		(.08)		(.02)
Net realized and unrealized gain on investments	.12		.26		.19
Total from investment operations	.10		.18		.17
Less Dividends and Distributions:
Dividends from net investment income	-		(.06)		-
Total dividends and distributions	-		(.06)		-
Net asset value, end of period	$10.39		$10.29		$10.17
Total Return(a):	.97%		1.78%		1.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,439		$1,035		$76
Average net assets (000)	$1,278		$633		$47
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.02%	(e)(f)	2.21%	(f)	2.20%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.02%	(e)(f)	1.21%	(f)	1.20%	(e)(f)
Net investment loss	(.34)%	(e)(f)	(.82)%	(f)	(1.36)%	(e)(f)
Portfolio turnover rate	20%	(g)	52%		4%	(g)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees, and net investment loss ratio would have been 2.15%, 1.15%, and (.47)%, respectively, for the six months ended August 31, 2012, 2.51%, 1.51% and (1.12)%, respectively, for the year ended February 29, 2012 and 5.68%, 4.68% and (4.85)% respectively, for the period ended February 28, 2011.

(g) Not annualized.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	33

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31, 2012(b)		Year Ended February 29, 2012(b)		December 30, 2010(d) through February 28, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.28		$10.16		$10.00
Income (loss) from investment operations:
Net investment loss	(.01)		(.07)		(.02)
Net realized and unrealized gain on investments	.11		.25		.18
Total from investment operations	.10		.18		.16
Less Dividends and Distributions:
Dividends from net investment income	-		(.06)		-
Total dividends and distributions	-		(.06)		-
Net asset value, end of period	$10.38		$10.28		$10.16
Total Return(a):	.97%		1.79%		1.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,078		$3,856		$549
Average net assets (000)	$3,858		$2,558		$114
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.02%	(e)(f)	2.21%	(f)	2.20%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.02%	(e)(f)	1.21%	(f)	1.20%	(e)(f)
Net investment loss	(.28)%	(e)(f)	(.74)%	(f)	(1.07)%	(e)(f)
Portfolio turnover rate	20%	(g)	52%		4%	(g)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees, and net investment loss ratio would have been 2.15%, 1.15%, and (.41)%, respectively, for the six months ended August 31, 2012, 2.53%, 1.53% and (1.06)%, respectively, for the year ended February 29, 2012 and 5.68%, 4.68% and (4.56)% respectively, for the period ended February 28, 2011.

(g) Not annualized.

See Notes to Consolidated Financial Statements.

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Class Z Shares
	Six Months Ended August 31, 2012(b)		Year Ended February 29, 2012(b)		December 30, 2010(d) through February 28, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.30		$10.18		$10.00
Income (loss) from investment operations:
Net investment income (loss)	.04		.06		(.01)
Net realized and unrealized gain on investments	.11		.22		.19
Total from investment operations	.15		.28		.18
Less Dividends and Distributions:
Dividends from net investment income	-	(h)	(.16)		-
Total dividends and distributions	-	(h)	(.16)		-
Net asset value, end of period	$10.45		$10.30		$10.18
Total Return(a):	1.48%		2.81%		1.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$50,570		$49,371		$41,270
Average net assets (000)	$48,989		$44,750		$40,011
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.02%	(e)(f)	1.21%	(f)	1.20%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.02%	(e)(f)	1.21%	(f)	1.20%	(e)(f)
Net investment income (loss)	.73%	(e)(f)	.56%	(f)	(.45)%	(e)(f)
Portfolio turnover rate	20%	(g)	52%		4%	(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees, and net investment income (loss) ratio would have been 1.15%, 1.15%, and .60%, respectively, for the six months ended August 31, 2012, 1.58%, 1.58% and .19%, respectively, for the year ended February 29, 2012 and 4.68%, 4.68% and (3.94)% respectively, for the period ended February 28, 2011.

(g) Not annualized.

(h) Less than $.005 per share.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	35

Approval of Advisory Agreements (Unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Real Assets Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreements with each of Quantitative Management Associates LLC (“QMA”), Prudential Investment Management, Inc. (“PIM”) and CoreCommodity Management, LLC (“Core”) (formerly, Jefferies Asset Management LLC). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 5-7, 2012 and approved the renewal of the agreements through July 31, 2013, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and each of QMA, PIM and Core. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board

[1]	Prudential Real Assets Fund is a series of Prudential Investment Portfolios 3.

Prudential Real Assets Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 5-7, 2012.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and each of QMA, PIM and Core, which serve as the Fund’s subadvisers pursuant to the terms of separate subadvisory agreements with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI, QMA, PIM and Core. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by QMA, PIM and Core, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of each subadviser, to renew each subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund, QMA, PIM and Core and also reviewed the qualifications, backgrounds and responsibilities of the QMA, PIM and Core portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, QMA’s, PIM’s and Core’s organizational structures, senior management, investment operations, and other relevant information pertaining to PI, QMA, PIM and Core. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PI, QMA, PIM and Core. The Board noted that QMA and PIM are affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by each of QMA, PIM and Core and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, QMA, PIM and Core under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Fund during the year ended December 31, 2011 exceeded the management fees paid by the Fund, resulting in an operating loss to PI. The Board did not separately consider the profitability of QMA or PIM, each of which are affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board further noted that Core was not affiliated with PI, and concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rate was negotiated by PI and Core, as well as the fact that PI compensates Core out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Prudential Real Assets Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI, QMA, PIM and Core

The Board considered potential ancillary benefits that might be received by PI, QMA, PIM, Core and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by each of QMA, PIM and Core included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI, QMA, PIM and Core were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund/Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2011.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the semi-annual period ended August 31, 2011. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Flexible Portfolio Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group

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(which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-year period.
•	The Board accepted PI’s recommendation to continue the existing expense cap of 1.50% (exclusive of 12b-1 fees and certain other fees) through June 30, 2013.
•

The Board concluded that, in light of the Fund’s recent inception date and competitive performance since inception, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Real Assets Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS

Stuart S. Parker, President • Judy A. Rice, Vice President • Scott E. Benjamin, Vice President •

Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	CoreCommodity Management, LLC	The Metro Center One Stamford Place Three North Stamford, CT 06902

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Real Assets Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL REAL ASSETS FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PUDAX	PUDBX	PUDCX	PUDZX
CUSIP	74440K819	74440K793	74440K785	74440K777

MF207E2    0232936-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 22, 2012

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	October 22, 2012